File No. 333-96767


                   As filed with the SEC on August 26, 2002
                   U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549
                                  FORM N-14
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No.
                     Post-Effective Amendment No.   1
                       (Check appropriate box or boxes)

                   FEDERATED WORLD INVESTMENT SERIES, INC.
              (Exact Name of Registrant as Specified in Charter)

                                (412) 288-1900
                       (Area Code and Telephone Number)
                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                   (Address of Principal Executive Offices)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

                                  Copies to:

                         Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
                              2101 L Street, NW
                          Washington, DC 20037-1526
                                (202) 828-2218

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
The public offering of shares of Registrant's series is on-going.
The title of securities being registered is shares of beneficial interest.

It is proposed that this filing will become effective:

 X   60 days after filing pursuant to paragraph (a)(i)
    on ________________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.







Federated World Investment Series, Inc.
Federated Emerging Markets Fund


Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Federated World Investment Series, Inc. (the "Corporation") will hold a special meeting of shareholders of Federated Emerging Markets Fund (the "Emerging Markets Fund") on October 18, 2002. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?
Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?
You may vote by telephone at 1-800-690-6903 or through the Internet at www.proxyvote.com. You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

1. choose to help Emerging Markets Fund save time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.
2. do not respond at all, we may contact you by telephone to request that you cast your vote.
3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?
The proposed reorganization of Emerging Markets Fund into Federated International Capital Appreciation Fund (formerly, Federated International Growth Fund).

Why is the Reorganization being proposed?
The Board of Directors and the Emerging Markets Fund's investment adviser ("Adviser") believe that the Reorganization is in the best interest of Emerging Markets Fund and its shareholders.

Emerging Markets Fund concentrates its portfolio in equity securities in an emerging, rather than a developed, capital markets.

Federated International Capital Appreciation Fund invests its assets in a diversified portfolio of equity securities of companies located in foreign countries, including both developed and developing or emerging market countries, using a blend of growth and value in its stock selection.

Both Emerging Markets Fund and Federated International Capital Appreciation Fund share the same investment objective - long-term growth of capital.

Although the Board believes the Emerging Markets Fund's performance has been satisfactory, questions have been raised concerning the long-term viability of Emerging Markets Fund because of its relatively small size, high expenses, and difficulty in growing its assets.

Additionally, the Adviser is unwilling to continue to waive its investment advisory fee and/or reimburse operating expenses as it has done in the past.

The Board believes that combining the two funds may offer:

o     a larger asset base to help absorb operating costs;
o investment opportunities not limited to a particular type of capital market; and
o     a more broadly diversified portfolio of securities.

How will the Reorganization affect my investment?
o     The investment objective will remain the same.
o The cash value of your investment will not change. You will receive Class A, B, or C Shares of Federated International Capital Appreciation Fund with a total dollar value equal to the total dollar value of your Emerging Market Fund Class A, B, and C Shares.
o You will have investment exposure to all regions of the world, excluding the United States, instead of simply emerging markets regions.
   o  The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement? Call your Investment Professional or a Federated Client Service
Representative. Federated's toll-free number is 1-800-341-7400.


------------------------------------------------------------------------------
 After careful consideration, the Board of Directors has unanimously approved
------------------------------------------------------------------------------
   this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.






                   FEDERATED WORLD INVESTMENT SERIES, INC.

                       Federated Emerging Markets Fund


                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         TO BE HELD OCTOBER 18, 2002


      TO SHAREHOLDERS OF FEDERATED EMERGING MARKETS FUND, A PORTFOLIO OF FEDERATED WORLD INVESTMENT SERIES, INC.: A special meeting of the shareholders of Federated Emerging Markets Fund (the "Emerging Markets Fund"), will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (Eastern time), on October 18, 2002, for the following purposes:

1.    To   approve  or   disapprove   a   proposed   Agreement   and  Plan  of
                 Reorganization  pursuant  to  which  Federated  International
                 Capital Appreciation Fund (the "International Capital Appreciation Fund") would acquire all of the assets of the Emerging Markets Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Emerging Markets Fund to holders of its Class A, B and C Shares, in complete liquidation and termination of the Emerging Markets Fund; and

2.    To transact such other  business as may properly come before the meeting or any adjournment thereof.


The Board of Directors has fixed August 19, 2002 as the record date for determination of shareholders entitled to vote at the meeting.
                                                By Order of the Board of
                                                Directors,




                                                John W. McGonigle
                                                Secretary



August 28, 2002



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YOU CAN HELP THE  CORPORATION  AVOID THE  NECESSITY  AND  EXPENSE  OF  SENDING
FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
------------------------------------------------------------------------------

                          PROSPECTUS/PROXY STATEMENT

                               August 28, 2002

                         Acquisition of the assets of

                       FEDERATED EMERGING MARKETS FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

                       By and in exchange for Shares of

              FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
            a portfolio of Federated World Investment Series, Inc.

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-245-5000

      This Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the Board of Directors ("Board") of Federated World Investment Series, Inc. (the "Corporation") for use at the special meeting of shareholders of Federated Emerging Markets Fund ("Emerging Markets Fund") to be held at 2:00 p.m. (Eastern time) on October 18, 2002 at the offices of the Corporation at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

      This Prospectus/Proxy Statement describes the proposal for Emerging Markets Fund to transfer in a tax-free reorganization all of its assets to Federated International Capital Appreciation Fund, formerly Federated International Growth Fund (the "International Capital Appreciation Fund"), in exchange for shares of the International Capital Appreciation Fund (the "Reorganization"). International Capital Appreciation Fund Shares will be distributed pro rata by the Emerging Markets Fund to its shareholders in complete liquidation and dissolution of the Emerging Markets Fund. As a result of the Reorganization, each owner of shares of the Emerging Markets Fund will become the owner of Class A, B or C Shares of the International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings in the Emerging Markets Fund on the date of the Reorganization (the "Closing Date").

      The investment objectives of both the International Capital Appreciation Fund and the Emerging Markets Fund (collectively referred to as the "Funds") are to provide long-term growth of capital. The Emerging Markets Fund pursues its investment objective by concentrating its portfolio of investments in equity securities of issuers and companies located in countries having emerging, rather than developed, capital markets. The International Capital Appreciation Fund pursues its investment objective by investing its assets primarily in equity securities of companies based in foreign countries, including both developed and developing or emerging market countries.

      For a comparison of the investment policies of the Funds, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning Class A, B and C Shares of the International Capital Appreciation Fund, as compared to Shares of the Emerging Markets Fund, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of International Capital Appreciation Fund Shares and Capitalization."


This Prospectus/Proxy Statement should be retained for future reference. It contains information about the Funds that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the International Capital Appreciation Fund, dated January 31, 2002 (revised August 7, 2002), which is incorporated herein by reference. A Prospectus and a Statement of Additional Information for the Emerging Markets Fund dated January 31, 2002, as well as a Statement of Additional Information dated August 28, 2002 (relating to this Prospectus/Proxy Statement) containing additional information have been filed by the Corporation with the Securities and Exchange Commission ("SEC") and are incorporated herein by reference. Further information about the International Capital Appreciation Fund's performance is contained in the International Capital Appreciation Fund's Annual Report for its fiscal year ended November 30, 2001, and Semi Annual Report dated May 31, 2002, which are incorporated herein by reference. Copies of these materials, Annual and Semi Annual Reports and other information about the International Capital Appreciation Fund may be obtained without charge by writing or by calling the Corporation at the address and telephone number shown on the previous page.


      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE INTERNATIONAL CAPITAL APPRECIATION FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE INTERNATIONAL CAPITAL APPRECIATION FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS
                                                                     Page

   SUMMARY                                                             1
   Reasons for the Proposed Reorganization                             1
   Comparison of Investment Objectives and Policies                    4
   Comparison of Risks                                                 5
   Comparative Fee Tables                                              6
   Comparison of Potential Risks and Rewards: Performance Information  11
   Average Annual Total Return Tables                                  13
   Purchase, Redemptions and Exchange Procedures; Dividends and
          Distributions                                                14
   Service Fees, Advisory Fees and Expense Ratios                      14

INFORMATION ABOUT THE REORGANIZATION                                   14
   Comparison of Investment Objectives, Policies and Limitations       14
   Description of the Plan of Reorganization                           14
   Description of International Capital Appreciation Fund Shares and
          Capitalization                                               15
   Federal Income Tax Consequences                                     16
   Comparative Information on Shareholder Rights and Obligations       17

INFORMATION ABOUT THE INTERNATIONAL CAPITAL APPRECIATION FUND
AND THE EMERGING MARKETS FUND                                          17
   International Capital Appreciation Fund                             17
   Emerging Markets Fund                                               18
   About the Proxy Solicitation and the Meeting                        18
   Proxies, Quorum and Voting at the Special Meeting                   19
   Share Ownership of the Funds                                        19
   Interests of Certain Persons                                        20

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY           20

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)                       A-1



                                   SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of the Emerging Markets Fund, both dated January 31, 2002, the Prospectus and Statement of Additional Information of the International Capital Appreciation Fund, both dated January 31, 2002 (revised, August 7, 2002), and the Agreement and Plan of Reorganization (the "Plan"). A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The prospectus of the International Capital Appreciation Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

      The Board has determined that a combination of the Emerging Markets Fund with the International Capital Appreciation Fund is the best course of action for the Emerging Markets Fund's shareholders because, after six years of operation, the Emerging Markets Fund has not grown to a viable size. The Emerging Markets Fund's net assets reached only $40.7 million at June 30, 2002. At the Fund's present size, the fixed expenses of operating the Fund relative to the Fund's net assets are too high for shares of the Fund to be saleable without the Fund's investment adviser's ("Adviser") waiver of its investment advisory fee and/or reimbursement of Fund operating expenses. The distributor of the Fund, Federated Securities Corp. (the "Distributor") has advised the Board that it does not believe it can significantly increase sales of Fund shares in the future. The Adviser of the Fund has advised the Board that is unwilling to continue to waive its fee and reimburse the Fund's operating expenses.

      The Emerging Markets Fund is intended to be used within a broader global equity portfolio as a narrowly-defined asset class or category. Although the Adviser continues to believe that the economic, political and cultural differences between developed and emerging markets are sufficient to define an emerging markets foreign asset class separately from developed foreign markets in a portfolio, the Distributor has found that many of its clients do not have the resources or expertise to make foreign asset allocation decisions. Rather, the Distributor believes that most of its clients would prefer that the Adviser make foreign asset allocation decisions within a general international equity fund.

      The following table shows the total return performance of the Emerging Markets Fund, based on net asset value, for each calendar year end since the Fund's inception against its performance benchmark, the Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF), net sales of Fund shares for each calendar year, and the Fund's net assets at each calendar year.

For the calendar year ended December 31:



                  ------------------------------------------------------------------
                    1996*       1997       1998       1999       2000       2001
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Emerging Markets
Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
   Class A Shares 15.30%     (1.56)%    (25.02)%   79.08%     (37.73)%   (9.80)%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
MSCI-EMF          (1.01)%    (11.59)%   (25.34)%   66.41%     (30.61)%   (2.36)%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Net Sales of      $15        $51        -$4        $0         $8         -$9
Fund Shares       million    million    million               million    million
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Fund Net Assets   $23        $66        $46        $79        $61        $46
                  million    million    million    million    million    million
------------------------------------------------------------------------------------
*Reflects the period from the Fund's inception on February 28, 1996 to
December 31, 1996.


      As the table illustrates, despite the generally satisfactory performance of the Emerging Markets Fund relative to its performance benchmark, net sales of the Fund's shares and Fund assets have not grown.

      The International Capital Appreciation Fund is a general international equity fund that may invest in both emerging and developed markets of the world other than the United States. This Fund is intended to represent all foreign equities within a broader global equity portfolio including both developed and emerging markets. Thus, the International Capital Appreciation Fund will continue to provide exposure to emerging markets and, in addition, enable the Adviser to make asset allocation decisions. The Distributor expects that the International Capital Appreciation Fund will better meet the investment needs of its clients, and therefore the Distributor has advised the Board that it believes it can sell shares of the Fund and grow its assets to a viable size.

      From its inception on July 1, 1997 to August 7, 2002, the International Capital Appreciation Fund had a different investment strategy and was named Federated International Growth Fund (the "International Growth Fund"). The International Growth Fund was designed as an investment vehicle for investors that preferred the Adviser to make asset allocation decisions among the various international mutual funds for which affiliates of Federated Investors, Inc. ("Federated") serve as investment adviser and principal underwriter. International Growth Fund was managed as a "fund of funds" and accordingly had an investment policy to invest at least 80% of its assets in the shares of other Federated open-end international mutual funds. The underlying funds in which International Growth Fund invested included:
Federated Asia Pacific Growth Fund, Emerging Markets Fund, Federated European Growth Fund and Federated International Small Company Fund.

      The investment strategy of International Growth Fund was changed from a "fund of funds" to investing directly in foreign equity securities, and the name changed to International Capital Appreciation Fund, to attempt to provide substantially all the international active management opportunities represented by foreign equities in a single integrated portfolio. The Adviser of the International Capital Appreciation Fund is free to seek relative value opportunities among markets and sectors, as well as between investment styles.

      Both the Emerging Markets Fund and the International Capital Appreciation Fund are managed by the Adviser and invest directly in foreign equity securities. Both Funds invest in companies located in emerging markets. Additionally, the management of each Fund shares the same analytical, trading and other resources and is subject to the same investment process disciplines within the Federated organization.

      The primary difference between the two Funds is that the Emerging Markets Fund focuses on selecting equity securities in emerging, rather than developed, capital markets. Emerging market countries are any developing country, as defined by the World Bank, or any country included in the MSCI-EMF. The International Capital Appreciation Fund does not invest exclusively in companies located in emerging markets but instead invests in both developed and emerging markets in any region of the world outside the United States.

      The Emerging Markets Fund's benchmark, the MSCI-EMF, is an unmanaged index reflecting approximately 60% of the market capitalization, by industry, in each of 26 emerging market countries. The International Capital Appreciation Fund's benchmark, the Morgan Stanley Capital International-All Country World Index (Except U.S.) ("MSCI-ACWI Ex. U.S."), is an unmanaged index representing 48 developed and emerging markets around the world that collectively comprise virtually all of the foreign equity stock markets. The following table shows the Average Annual Total Returns for each calendar year since 1996 for both the MSCI-EMF and the MSCI-ACWI Ex. U.S.

For the calendar year ended December 31:

--------------------------------------------------------------------------------
Benchmark   1996    1997   1998   1999    2000   2001   1 Year   3 Years 5 Years
Index*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-EMF     6.03%   (11.59)(25.34)66.41%  (30.61)(2.36)%(2.36)%  4.13%  (5.74)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MSCI-ACWI    4.65%   (0.14)%12.00% 29.68%  (16.28)(21.74)(21.74)% (5.29)%(1.01)%
Ex. U.S.
--------------------------------------------------------------------------------
*Investment cannot be made in an index.

      Another difference between the two Funds is that the Emerging Markets Fund primarily seeks to invest in rapidly growing companies, while the International Capital Appreciation Fund uses both growth and value styles in its stock selection. Other differences between the Funds are discussed below under the captions "Comparison of Investment Objectives and Policies," "Comparison of Risks," and "Comparative Fee Tables."

      The following table shows the Funds' Average Annual Total Returns, based on net asset value, relative to each Fund's respective benchmark, for the periods ended June 30, 2002.1 The Average Annual Returns of the International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds."

Individual Share Class Total      1-Year    3-Years  5-Years  Since
Return Performance as of                                      Inception2
June 30, 2002
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Emerging Markets Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class A Shares             (5.26)%     (9.61)%  (8.98)%  (2.28)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class B Shares             (5.82)%     (10.25)% (9.63)%  (2.99)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class C Shares             (5.93)%     (10.27)% (9.65)%  (2.99)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
MSCI-EMF                        1.31%       (6.34)%  (8.40)%  (4.40)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
International Capital
Appreciation Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class A Shares             (12.53)%    (8.25)%  NA       (4.79)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class B Shares             (13.22)%    (8.98)%  NA       (5.53)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
     Class C Shares             (13.19)%    (8.96)%  NA       (5.46)%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
MSCI-ACWI Ex. U.S.              (9.97)%     (8.15)%  NA       (3.74)%
-------------------------------------------------------------------------
1. Past performance is no guarantee of future results. Investment return and principal will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2. The Emerging Markets Fund's since inception date was February 28, 1996. The International Capital Appreciation Fund's since inception date was July 1, 1997.

      The Board has voted to recommend the approval of the Plan pursuant to which International Capital Appreciation Fund, a portfolio of the Corporation, would acquire all of the assets of the Emerging Markets Fund, also a portfolio of the Corporation, in exchange for the Class A, B and C Shares of the International Capital Appreciation Fund (the "Exchange"). Immediately following the Exchange, the Emerging Markets Fund will distribute the Class A, B and C Shares of the International Capital Appreciation Fund to holders of Class A, B and C Shares of the Emerging Markets Fund, respectively (the "Distribution"). The Exchange and the Distribution are collectively referred to in this Prospectus/Proxy Statement as the "Reorganization." As a result of the Reorganization, each holder of Class A, B and C Shares of the Emerging Markets Fund will become the owner of Class A, B and C Shares of the International Capital Appreciation Fund having a total net asset value equal to the total net asset value of his or her holdings of Class A, B and C Shares in the Emerging Markets Fund on the Closing Date (as hereinafter defined).

      The Board determined to recommend that the shareholders of the Emerging Markets Fund vote to approve the Reorganization. Pursuant to Rule 17a-8 under the Investment Company Act of 1940, ("1940 Act"), the Board, including a majority of the Board who are not interested persons, determined that participation in the transaction was in the best interests of the Emerging Markets Fund's shareholders and that the interests of existing Emerging Markets Fund shareholders would not be diluted as a result of effecting the transaction.

      The Board likewise approved the Reorganization on behalf of the International Capital Appreciation Fund. Pursuant to Rule 17a-8 under the 1940 Act, the Board, including a majority of the Directors who are not interested persons, determined that participation in the transaction was in the best interests of the International Capital Appreciation Fund's shareholders and that the interests of existing International Capital Appreciation Fund shareholders would not be diluted as a result of effecting the transaction.

      As a condition to the Reorganization, each Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by either Fund or the Emerging Markets Fund's shareholders. The tax basis of the shares of the International Capital Appreciation Fund received by the Emerging Markets Fund shareholders will be the same as the tax basis of their shares in the Emerging Markets Fund.

      Concurrent with the Reorganization, the International Capital Appreciation Fund has entered into an Agreement and Plan of Reorganization to acquire the assets of the Federated Asia Pacific Growth Fund. The Federated Asia Pacific Growth Fund had net assets of $20.1 million as of June 30, 2002. The Reorganization is in no way dependent upon the successful completion of the International Capital Appreciation Fund's acquisition of Federated Asia Pacific Growth Fund's assets.


      In considering the proposed Reorganization, the Board took into consideration a number of factors, including: (1) the compatibility of the International Capital Appreciation Fund's and the Emerging Markets Fund's investment objectives, policies and limitations; (2) the greater long-term viability of the combined International Capital Appreciation Fund that will result from the Reorganization as compared to the Emerging Markets Fund as a separate fund; (3) the continuity of distribution and shareholder servicing arrangements provided by the Reorganization; and (4) the non-recognition of any gain or loss for federal income tax purposes as a result of the Reorganization either to the International Capital Appreciation Fund or the Emerging Markets Fund or to shareholders of the Emerging Markets Fund.

Comparison of Investment Objectives and Policies

Investment objective. The investment objectives of the Emerging Markets Fund and the International Capital Appreciation Fund are identical. Each Fund seeks to provide long-term growth of capital.

Investment exposure provided by each Fund. The Emerging Markets Fund pursues long-term growth of capital by investing primarily in equity securities of issuers and companies located in countries having emerging, rather than developed, capital markets. The Emerging Markets Fund is intended to represent emerging market equities in a broader global equity portfolio. The International Capital Appreciation Fund pursues long-term growth of capital by investing primarily in equity securities of companies based in foreign countries. The International Capital Appreciation Fund is intended to represent foreign equities in a broader global equity portfolio.

Investment benefits of foreign securities. Both the Emerging Markets Fund and the International Capital Appreciation Fund provide exposure to equity securities of companies based in foreign countries. Adding emerging market investment exposure to a broader global equity portfolio or international exposure to a U.S. equity portfolio may benefit the portfolio by either increasing portfolio returns or reducing portfolio risk, or both, over longer periods of time. Differences across countries and regions in factors such as political orientation and structure, geographic location, language and cultural factors, regulatory and accounting practices and tax laws, as opposed to sector and company considerations, create unique investing opportunities among countries and regions. These differences also reduce correlation of returns among portfolio holdings caused by global economic, sector and industry factors, and thereby reduce a broader portfolio's overall risk.

Role of active management. Both the Emerging Markets Fund and the International Capital Appreciation Fund are actively managed. This means that the Adviser's goal is for its stock selection skill to drive each Fund's performance. The Adviser actively manages the Emerging Markets Fund seeking total returns over longer time periods in excess of its benchmark index, the MSCI-EMF. The Adviser actively manages the International Capital Appreciation Fund seeking total returns in excess of the MSCI-ACWI Ex. U.S.

Adviser's stock selection process. In selecting stocks for the Emerging Markets Fund, the Adviser first performs fundamental analysis of countries to find relatively favorable economic conditions. In selecting countries, the Adviser analyzes a country's financial condition, as well as its general economic condition and outlook. The Adviser also considers how developments in other countries in the region or world might affect the country. The Adviser then selects investments in selected countries through fundamental analysis of companies by skilled portfolio managers.

      The Adviser seeks to select a portfolio of stocks consisting primarily of rapidly growing companies by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. The Adviser believes that the values of emerging market stocks often increase as the companies
grow and the markets in which they are traded develop.   Before purchasing
the stock of a company with strong growth potential, the Adviser weighs growth potential against market price to evaluate the stock's appreciation potential compared to its price. Some key factors that the Adviser uses to select rapidly growing companies are: evaluation of the quality of company management, industry position, financial strength and expected future growth in earnings or cash flows.


      The Adviser's stock selection process for the International Capital Appreciation Fund is a core blend of growth and value styles. The Adviser's process for selecting investments combines different analytical and valuation techniques according to investment style. In the growth style, the Adviser uses selects stocks by attempting to evaluate the companies in the Fund's investment universe based on fundamental analysis of, and forecasting, their potential for future stock price appreciation. The Adviser uses the same key factors in selecting rapidly growing companies for the International Capital Appreciation Fund as it uses for the Emerging Markets Fund as stated above. In the value style, the Adviser seeks to purchase undervalued stocks that the Adviser expects may significantly increase in price as the market recognizes the company's true value. The Adviser identifies value stocks by first screening the universe of available stocks to identify those companies with relatively low price/book value or price/earnings ratios, as well as other indicators of relative value; such as dividend yield. After identifying investment candidates, the Adviser performs fundamental research and analysis to select stocks.

      The Adviser's style for the Emerging Markets Fund has a growth bias because the Adviser believes that emphasizing company earnings growth in stock selection may create greater excess returns in rising markets. By blending growth and value styles in the International Capital Appreciation Fund, the Adviser seeks to provide capital appreciation with lower overall portfolio volatility than a portfolio of only growth stocks.

Risk management. In both the Emerging Markets Fund and the International Capital Appreciation Fund, the Adviser manages the portfolio's exposure to random or unpredictable events that may adversely affect individual companies, or the risk that the Adviser is otherwise wrong in its analysis of any particular company, through portfolio diversification. In both Funds, the Adviser attempts to manage the relative risk underperformance of the stocks of growth companies in down markets by seeking to purchase growth stocks at reasonable prices.

Investment constraints. Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets in emerging market investments, while the International Capital Appreciation Fund is not limited in the portion of its assets that it invests in foreign companies based in either developed markets or in emerging markets. Neither Fund is limited in the portion of its investments that are denominated in either foreign currency or in U.S. dollars. Both Funds may hedge a portion of their currency risk by using derivatives such as futures or forward contracts. Currency hedges can protect against price movements in a security that a Fund owns that are attributable to changes in the value of the currency in which the security is denominated. Hedging may reduce gains or cause losses to the Fund if the hedged currency moves in a different manner than the Adviser anticipated or if the cost of the hedge outweighs its value. The majority of both Funds' portfolios have not be hedged and have therefore been subject to currency risk, and it anticipated that this will remain the case for the International Capital Appreciation Fund.

Comparison of Risks

      The Emerging Markets Fund could entail greater risk than the International Capital Appreciation Fund because its portfolio is concentrated in securities of companies that are traded in emerging markets. Emerging markets may have relatively unstable governments and capital markets and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain cases, reversion to closed market, centrally planned economies. Investments in securities of companies in
developed countries are less susceptible to these types of risks.   In
addition, the securities of companies in emerging markets tend to be less widely held, causing greater liquidity risk, which means that it may be more difficult for the Fund to buy and sell these types of securities at a favorable price or time. As a result, Emerging Markets Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Shareholders in the International Capital Appreciation Fund will have exposure to the same risks that the Emerging Markets Fund shareholders have because of the fact that the International Capital Appreciation Fund will allocate a portion of its assets to emerging markets investments; however, these risks will be mitigated by the more broadly diversified investment portfolio of the International Capital Appreciation Fund and its greater emphasis on investments in developed countries. In addition, by blending both growth and value styles, International Capital Appreciation Fund seeks to provide lower overall portfolio volatility than Emerging Markets Fund's portfolio of primarily growth stocks.


Comparative Fee Tables

      Set forth in the following tables is information regarding the fees and expenses incurred by the Class A, B and C Shares of the Emerging Markets Fund and Class A, B and C Shares of the International Capital Appreciation Fund (formerly, International Growth Fund) as of November 30, 2001, and pro forma fees for the International Capital Appreciation Fund after giving effect to the Reorganization.




FEES AND EXPENSES of the Funds' Class A shares


                                                                         International
                                                          International    Capital
                                           Emerging         Capital      Appreciation
                                            Markets       Appreciation       Fund
                                             Fund            Fund          Pro Forma
Shareholder Fees                                                           Combined
                                         ----------------------------------------------
                                         ----------------------------------------------
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on       5.50%           5.50%           5.50%
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase        0.00%           0.00%           0.00%
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other              None             None           None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of           None             None           None
amount redeemed, if applicable)
Exchange Fee                                 None             None           None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund
Assets (as percentage of average net
assets)
Management Fee                               1.25%           0.20%2          1.25%
Distribution (12b-1) Fee3                    0.25%           0.25%           0.25%
Shareholder Services Fee                     0.25%           0.25%4          0.25%
Other Expenses                               1.55%           1.59%           0.90%
Total Annual Fund Operating Expenses         3.30%           2.29%           2.65%


1 Although not contractually obligated to do so, the Adviser, Distributor and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waivers) for Emerging Markets Fund's Class A Shares and International Capital Appreciation Fund's Class A Shares were 2.55% and 0.75%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                      0.25%           0.70%        0.81%
  Expenses
  Total Actual Annual Fund Operating         3.05%           1.59%        1.84%
  Expenses (after waivers)

2 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3 Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending November 30, 2002.

4 The shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class A Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class A Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Funds' Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class A Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                             International
                                            International      Capital
                                  Emerging     Capital       Appreciation
                                  Markets   Appreciation         Fund
                                    Fund         Fund         Pro Forma
                                                               Combined
1 Year
Expenses assuming redemption           $865          $769            $803
Expenses assuming no redemption        $865          $769            $803
3 years
Expenses assuming redemption         $1,510        $1,226          $1,328
Expenses assuming no redemption      $1,510        $1,226          $1,328
5 Years
Expenses assuming redemption         $2,177        $1,708          $1,878
Expenses assuming no redemption      $2,177        $1,708          $1,878
10 Years
Expenses assuming redemption         $3,947        $3,031          $3,369
Expenses assuming no redemption      $3,947        $3,031          $3,369


------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class b shares


                                                                       International
                                                                         Capital
                                                       International   Appreciation
                                          Emerging      Capital            Fund
                                          Markets      Appreciation      Pro Forma
                                            Fund         Fund            Combined
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on      None          None             None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase      5.50%         5.50%             5.50%
price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other             None          None             None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of          None          None             None
amount redeemed, if applicable)
Exchange Fee                                None          None             None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                             1.25%         0.20%2            1.25%
Distribution (12b-1) Fee                   0.75%         0.75%             0.75%
Shareholder Services Fee                   0.25%         0.25%3            0.25%
Other Expenses                             1.55%         1.59%             0.90%
Total Annual Fund Operating Expenses4      3.80%         2.79%             3.15%


-------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts. These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002. Total Actual Annual Fund Operating Expenses (after waiver) for Emerging Markets Fund's Class B Shares and International Capital Appreciation Fund's Class B Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                    0.00%         0.45%             0.56%
  Expenses.........................................
  Total Actual Annual Fund Operating       3.80%         2.34%             2.59%
  Expenses (after waiver)......

2 Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2001, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3 The shareholder services fee is expected to be voluntarily waived. This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class B Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.





EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds' Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                                            International
                                            International      Capital
                                  Emerging    Capital       Appreciation
                                  Markets   Appreciation        Fund
                                    Fund       Fund           Pro Forma
                                                              Combined
1 Year
Expenses assuming redemption          $932       $832          $868
Expenses assuming no redemption       $382       $262          $318
3 years
Expenses assuming redemption        $1,561     $1,265        $1,372
Expenses assuming no redemption     $1,161       $865          $972
5 Years
Expenses assuming redemption        $2,158     $1,674        $1,849
Expenses assuming no redemption     $1,958     $1,474        $1,649
10 Years
Expenses assuming redemption        $3,928     $2,999        $3,342
Expenses assuming no redemption     $3,928     $2,999        $3,342


------------------------------------------------------------------------------



FEES AND EXPENSES of the funds' class c shares



                                                                        International
                                                                          Capital
                                                       International    Appreciation
                                            Emerging      Capital           Fund
                                            Markets     Appreciation     Pro Forma
Shareholder Fees                              Fund         Fund           Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on        None          None            None
Purchases (as a percentage of offering
price)
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or     1.00%         1.00%           1.00%
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other               None          None            None
Distributions) (as a percentage of
offering price)
Redemption Fee (as a percentage of amount     None          None            None
redeemed, if applicable)
Exchange Fee                                  None          None            None

Annual Fund Operating Expenses (Before
Waivers) 1
Expenses That are Deducted From Fund Assets
 (as percentage of average net assets)
Management Fee                               1.25%         0.20%2          1.25%
Distribution (12b-1) Fee                     0.75%         0.75%           0.75%
Shareholder Services Fee                     0.25%         0.25%3          0.25%
Other Expenses                               1.55%         1.59%           0.90%
Total Annual Fund Operating Expenses         3.80%         2.79%           3.15%

-------------------------------------------------------------------------------------
1.     Although not contractually obligated to do so, the Adviser and shareholder services provider will waive certain amounts.  These are shown below along with the net expenses the Funds expect to pay for the fiscal year ending November 30, 2002.  Total Actual Annual Fund Operating Expenses
  (after waiver) for Emerging Markets Fund's Class C Shares and International
  Capital Appreciation Fund's Class C Shares were 3.30% and 1.50%, respectively, for the fiscal year ended November 30, 2001.

  Total Waivers of Fund                      0.00%         0.45%           0.56%
  Expenses..........................................
  Total Actual Annual Fund Operating         3.80%         2.34%           2.59%
  Expenses (after waiver).........


2   Because the International Capital Appreciation Fund did not invest in individual securities at November 30, 2002, it paid the Adviser no management fee. The management fee is contingent upon the grant of certain exemptive relief from the SEC. If the Fund paid or accrued the management fee, the Fund would be able to pay up to 1.25% of its average daily net assets that are invested in individual stocks, bonds or money market instruments, and not on those assets invested in the underlying funds. The Fund may also charge an asset allocation fee of 0.20% of its average daily net assets invested in shares of the underlying funds. The Fund has no present intention of paying or accruing the asset allocation fee during the fiscal year ending November 30, 2002.

3   The shareholder services fee is expected to be voluntarily waived.  This anticipated voluntary waiver can be terminated at any time. The shareholder services fee to be paid by International Capital Appreciation Fund's Class C Shares (after the anticipated voluntary waiver) will be 0.00% for the fiscal year ending November 30, 2002.



EXAMPLE
This Example is intended to help you compare the cost of investing in the Funds' Class C Shares with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds' Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:




                                                                International
                                                International      Capital
                                      Emerging    Capital       Appreciation
                                       Markets  Appreciation        Fund
                                        Fund        Fund          Pro Forma
                                                                  Combined
1 Year
Expenses assuming redemption               $482         $382             $418
Expenses assuming no redemption            $382         $282             $318
3 years
Expenses assuming redemption             $1,161         $865             $972
Expenses assuming no redemption          $1,161         $865             $972
5 Years
Expenses assuming redemption             $1,958       $1,475           $1,649
Expenses assuming no redemption          $1,958       $1,475           $1,649
10 Years
Expenses assuming redemption             $4,036       $3,119           $3,457
Expenses assuming no redemption          $4,036       $3,119           $3,457

------------------------------------------------------------------------------

Comparison of Potential Risks and Rewards: Performance Information

      The following performance information will help you analyze each Fund's investment risks in light of its historical returns. The Average Annual Returns and bar chart of the International Capital Appreciation Fund should not be viewed as indicative of the future performance because the results reflect the performance of the International Capital Appreciation Fund when it was operated as the International Growth Fund and managed as a "fund of funds." The bar charts show the variability of each Fund's Class A Shares total returns on a calendar year-by year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. Each Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


Federated Emerging Markets Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Emerging Markets Fund as of the calendar year-end for each of five years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 20.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1997 through 2001. The percentages noted are:
(1.56)%, (25.02)%, 79.08%, (37.73)%, and (9.80)%, respectively.

Federated International Capital Appreciation Fund Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated International Capital Appreciation Fund, formerly, Federated International Growth Fund, as of the calendar year-end for each of four years. The `y' axis reflects the "% Total Return" beginning with "-40.00%" and increasing in increments of 40.00% up to 80.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2001. The light gray shaded chart features four distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1998 through 2001. The percentages noted are: 0.49%, 63.54%, (26.50)%, and (25.60)%, respectively.


      The total returns shown in the bar charts do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

      Emerging Markets Fund's Class A Shares total return for the three-month period from January 1, 2002 to June 30, 2002 was 0.93%.

      International Capital Appreciation Fund's Class A Shares total return for the three-month period from January 1, 2002 to June 30, 2002 was (0.13)%.


      Listed below are the highest and lowest quarterly returns for the International Capital Appreciation Fund and the Emerging Markets Fund for the periods shown in the bar chart above.

--------------------------------------------------------------------------------
Emerging Markets Fund         Highest Quarterly      Lowest Quarterly Return
                              Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                42.70% (quarter ended  (25.24)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------


------------------------------------------------------------------------------

--------------------------------------------------------------------------------
International Capital         Highest Quarterly      Lowest Quarterly Return
Appreciation Fund             Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares                33.68% (quarter ended  (15.92)% (quarter ended
                              December 31, 1999)     September 30, 1998)
--------------------------------------------------------------------------------





Average Annual Total Return Tables

      The Average Annual Total Returns for each Fund's Shares are reduced to reflect applicable sales charges. Remember, you will not be charged any sales charges in connection with the reorganization of the Emerging Markets Fund into the International Capital Appreciation Fund. Returns Before Taxes is shown for all Classes of each Fund. In addition Return After Taxes is shown for each Fund's Class A Shares to illustrate the effect of federal taxes on each Fund's returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the MSCI-EMF and the MSCI-EAFE, broad-based market indexes. The International Capital Appreciation Fund's Adviser has elected to change its benchmark index from the MSCI-EAFE to the MSCI-ACWI Ex. U.S. because the MSCI-ACWI Ex. U.S. is more representative of the International Capital Appreciation Fund's new investment strategy and the securities typically held by the Fund. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in a Fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index.
                                 1 Year        5 Year       Start of
(For the periods ended                        -----------   Performance1
December 31, 2001)


Emerging Markets Fund
Class A Shares:
Return Before Taxes              (14.74)%   (6.84)%       (3.56)%
Return After Taxes on            (14.74)%   (6.84)%       (3.56)%
Distributions3
Return After Taxes on            (8.98)%    (5.31)%       (2.80)%
Distributions and Sale of
Fund Shares3
Class B Shares:
Return Before Taxes              (15.21)%   (6.83)%       (3.49)%
Class C Shares:
Return Before Taxes              (11.27)%   (6.47)%       (3.32)%
MSCI-EMF                         (2.36)%    (5.74)%       (5.10)%

------------------------------------------------------------------------------
                                  1 Year      Start of
(For the periods ended                        Performance2
December 31, 2001)

International Capita
Appreciation Fund
Class A Shares:
Return Before Taxes              (29.70)%    (6.45)%
Return After Taxes on             29.70)%    (6.91)%
Distributions3
Return After Taxes on             (18.09)%    (5.17)%
Distributions and Sale of
Fund Shares3
Class B Shares:
Return Before Taxes              (30.18)%    (6.38)%
Class C Shares:
Return Before Taxes              (26.88)%    (5.89)%
MSCI-EAFE                        (21.44)%    (1.36)%
MSCI-ACWI Ex. U.S.               (21.74)%    (3.63)%

------------------------------------------------------------------------------
1.  The Emerging Markets Fund's since inception date was February 28, 1996.
2. The International Capital Appreciation Fund's since inception date was July 1, 1997.
3. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in a Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B Shares and Class C Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


Purchases, Redemptions and Exchange Procedures; Dividends and Distributions

      Procedures for the purchase, redemption and exchange of Class A, B and C Shares of the International Capital Appreciation Fund are identical to procedures applicable to the purchase and redemption of Class A, B and C Shares of the Emerging Markets Fund. The dividend and distribution policies of the Funds are also identical. For a complete description, refer to the accompanying Prospectus of the International Capital Appreciation Fund. Any questions may be directed to the International Capital Appreciation Fund at 1-800-341-7400.

Service Fees, Advisory Fees and Expense Ratios

      The service providers and applicable service fees, for both Funds are identical. The maximum annual investment advisory fee for the International Capital Appreciation Fund and the Emerging Market Fund is 1.25% of average daily net assets.

      For its fiscal year ended November 30, 2001, the International Capital Appreciation Fund's ratio of expenses to average daily net assets was 0.75% for Class A Shares, and 1.50% for both Class B Shares and Class C Shares. During this period, certain operating expenses were reimbursed for the International Capital Appreciation Fund. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 2.29% for Class A Shares and 2.79% for both Class B Shares and Class C Shares of the International Capital Appreciation Fund.

      For its fiscal year ended November 30, 2001, the Emerging Markets Fund's ratio of expenses to average daily net assets was 2.55% for Class A Shares, and 3.30% for both Class B Shares and Class C Shares. During this period, certain operating expenses were reimbursed for the Emerging Markets Fund. Absent such reimbursement, the ratio of expenses to average daily net assets would have been 3.30% for Class A Shares and 3.80% for both Class B Shares and Class C Shares of the Emerging Markets Fund.

      Both the Emerging Markets Fund and the International Capital Appreciation Fund have the ability to pay a Rule 12b-1 fee. The Rule 12b-1 fee as a percentage of average daily net assets of each Fund is 0.25% for Class A Shares, 0.75% for Class B Shares, and 0.75% for Class C Shares.

                     INFORMATION ABOUT THE REORGANIZATION

Comparison of Investment Objectives, Policies and Limitations

      The Funds have the same investment objective, which is to provide long-term growth of capital.

      The fundamental investment limitations of the International Capital Appreciation Fund and the Emerging Markets Fund are substantially identical. For a more in depth comparison of investment objectives, policies and limitations, see "Comparison of Investment Objectives and Policies."

Description of the Plan of Reorganization

      The Plan provides that on or about the Closing Date (presently expected to be on or about October 18, 2002) the International Capital Appreciation Fund will acquire all of the assets of the Emerging Markets Fund in exchange for Class A, B and C Shares of the International Capital Appreciation Fund to be distributed pro rata by the Emerging Markets Fund to holders of its Class A, B and C Shares, respectively, in complete liquidation and termination of the Emerging Markets Fund. Shareholders of the Emerging Markets Fund will become shareholders of the International Capital Appreciation Fund as of 5:00 p.m. (Eastern time) on the Closing Date and will begin accruing dividends on the next day. Shares of the International Capital Appreciation Fund received by Emerging Markets Fund shareholders as part of the Reorganization will not be subject to a sales load.


      Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance satisfactory to the Corporation, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by shareholders of the Emerging Markets Fund prior to the Closing Date by the Corporation if it believes that consummation of the Reorganization would not be in the best interests of the shareholders of either Fund.

      The Adviser will bear the expenses related to the Reorganization. Such expenses include, but are not limited to: legal fees; registration fees; transfer taxes (if any); the fees of banks and transfer agents; and the costs of preparing, printing, copying, and mailing proxy solicitation materials to the Emerging Markets Fund's shareholders and the costs of holding the special meeting of shareholders.

      The foregoing brief summary of the Plan entered into between the International Capital Appreciation Fund and the Emerging Markets Fund is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Exhibit A and incorporated herein by reference.

Description of the International Capital Appreciation Fund Shares and Capitalization

      Class A, B and C Shares of the International Capital Appreciation Fund to be issued to shareholders of the Emerging Markets Fund under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the International Capital Appreciation Fund provided herewith for additional information about Class A, B and C Shares of the International Capital Appreciation Fund.

      The following tables show the capitalization of the International Capital Appreciation Fund and the Emerging Markets Fund as of August 19, 2002, and on a pro forma basis as of that date:




           Emerging      Emerging       Emerging       International  International  International
           Markets       Markets        Markets        Capital        Capital        Capital
           Fund          Fund           Fund           Appreciation   Appreciation   Appreciation
           Class A       Class B        Class C        Fund           Fund           Fund
           Shares        Shares         Shares         Class A        Class B        Class C
                                                       Shares         Shares         Shares

Net Assets $22,857,128   $7,127,386     $1,307,389     $23,736,696    $6,946,772     $1,864,368


Net Asset  $8.03         $7.66          $7.66          $6.80          $6.64          $6.66
Value Per
Share


Shares     2,847,866     930,897        170,629        3,489,368      1,046,610      280,126
Outstanding



           International      International       International
           Capital            Capital             Capital
           Appreciation       Appreciation        Appreciation
           Fund               Fund                Fund
           Pro                Pro                 Pro
           Forma              Forma               Forma
           Combined           Combined            Combined
           Class A            Class B             Class C
           Shares             Shares              Shares


Net Assets $46,593,824        $14,074,158         $3,171,757


Net Asset  $6.80              $6.64               $6.66
Value Per
Share


Shares     6,850,710          2,120,012           476,431
Outstanding



Federal Income Tax Consequences

      As a condition to the Reorganization, the Corporation will receive an opinion of counsel to the Corporation, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a)(1) of the Code, and the Emerging Markets Fund and the International Capital Appreciation Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the International Capital Appreciation Fund upon its receipt of the Emerging Markets Fund's assets in exchange for International Capital Appreciation Fund shares;

o no gain or loss will be recognized by the Emerging Markets Fund upon transfer of its assets to the International Capital Appreciation Fund in exchange for International Capital Appreciation Fund shares or upon the distribution of the International Capital Appreciation Fund shares to the Emerging Markets Fund's shareholders in exchange for their Emerging Markets Fund shares;

o no gain or loss will be recognized by shareholders of the Emerging Markets Fund upon exchange of their Emerging Markets Fund shares for International Capital Appreciation Fund shares;

o the tax basis of the assets of the Emerging Markets Fund acquired by the International Capital Appreciation Fund will be the same as the tax basis of such assets to the Emerging Markets Fund immediately prior to the Reorganization;

o the tax basis of shares of the International Capital Appreciation Fund received by each shareholder of the Emerging Markets Fund pursuant to the Reorganization will be the same as the tax basis of the shares of the Emerging Markets Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Emerging Markets Fund's assets in the hands of the International Capital Appreciation Fund will include the period during which those assets were held by the Emerging Markets Fund; and

o the holding period of International Capital Appreciation Fund shares received by each shareholder of the Emerging Markets Fund pursuant to the Plan will include the period during which the Emerging Markets Fund shares exchanged therefor were held by such shareholder, provided the Emerging Markets Fund shares were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the International Capital Appreciation Fund, the Emerging Markets Fund or the Emerging Markets Fund's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Emerging Markets Fund should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.


Comparative Information on Shareholder Rights and Obligations

      The Corporation is organized as a Maryland corporation pursuant to its Articles of Incorporation dated January 25, 1994, under the laws of the State of Maryland. The rights of shareholders of the Emerging Markets Fund and the International Capital Appreciation Fund are identical and are set forth in the Articles of Incorporation. A special meeting of shareholders of either Fund for any permissible purpose is required to be called by the Board upon the written request of the holders of at least 10% of the outstanding shares of the relevant Fund. Shareholders of the Funds are entitled to at least 15 days' notice of any meeting.

        INFORMATION ABOUT THE INTERNATIONAL CAPITAL APPRECIATION FUND
                        AND THE EMERGING MARKETS FUND

International Capital Appreciation Fund

      Information about the Corporation and the International Capital Appreciation Fund is contained in the International Capital Appreciation Fund's current Prospectus. A copy of the Prospectus is included herewith and incorporated by reference herein. Additional information about the Corporation and the International Capital Appreciation Fund is included in the International Capital Appreciation Fund's Statement of Additional Information dated January 31, 2002 (revised August 7, 2002), which is incorporated herein by reference. Copies of the Statement of Additional Information, as well as the Statement of Additional Information relating to this Prospectus/Proxy Statement dated August 28, 2002, both of which have been filed with the SEC, may be obtained without charge by contacting the Corporation at 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation, on behalf of the International Capital Appreciation Fund, is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, the proxy and information statements, and other information filed by the Corporation, on behalf of the International Capital Appreciation Fund, can be obtained by calling or writing the Corporation and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the SEC's Internet Web site (http://www.sec.gov).


      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by the Corporation, on behalf of the International Capital Appreciation Fund, with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the Corporation, the International Capital Appreciation Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.



Emerging Markets Fund

      Information about the Emerging Markets Fund may be found in the Emerging Markets Fund's current Prospectus and Statement of Additional Information, both dated January 31, 2002, which are incorporated herein by reference. Copies of the Emerging Markets Fund's Prospectus and Statement of Additional Information may be obtained without charge from the Emerging Markets Fund by calling 1-800-341-7400 or by writing to the Emerging Markets Fund at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. A copy of the Statement of Additional Information relating to this Prospectus/Proxy Statement may be obtained without charge from the Corporation by calling 1-800-341-7400 or by writing to the Corporation at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Emerging Markets Fund is subject to the information requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Emerging Markets Fund can be obtained by calling or writing the Emerging Markets Fund and can also be inspected at the public reference facilities maintained by the SEC at the addresses listed in the previous section.

              THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS THAT
        SHAREHOLDERS APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

About the Proxy Solicitation and the Meeting

      Proxies are being solicited by the Board, on behalf of its portfolio, the Emerging Markets Fund. The proxies will be voted at the special meeting of shareholders of the Corporation to be held on October 18, 2002 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by the Adviser. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of the Corporation or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. The Corporation may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.

      The purpose of the Special Meeting is set forth in the accompanying Notice. The Board knows of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August 30, 2002, to shareholders of record at the close of business on August 19, 2002 (the "Record Date").

      The International Capital Appreciation Fund's annual report, which includes audited financial statements for its fiscal year ended November 30, 2001, was previously mailed to shareholders. The semi-annual reports for the Emerging Markets Fund and the International Capital Appreciation Fund, which contain unaudited financial statements for the periods ended May 31, 2002, were also previously mailed to shareholders. The Corporation will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the International Capital Appreciation Fund and the Emerging Markets Fund. Requests for annual reports or semi-annual reports for the International Capital Appreciation Fund and the Emerging Markets Fund may be made by writing to the Corporation's principal executive offices or by calling the Corporation. The Corporation's principal executive offices are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Corporation's toll-free telephone number is 1-800-341-7400.

Proxies, Quorum and Voting at the Special Meeting

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Corporation is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Corporation. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      In order to hold the Special Meeting, a "quorum" of shareholders must be present. Holders of one-third of the total number of outstanding shares of the Emerging Markets Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposals.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Prospectus/Proxy Statement prior to any such adjournment if sufficient votes have been received for approval.

      Shareholder approval requires the affirmative vote of more than 50% of the shares of the Emerging Markets Fund entitled to vote.

Share Ownership of the Funds
Officers and Directors of the Corporation own less than 1% of the Emerging Markets Fund's outstanding shares.
At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the Emerging Markets Fund:


Edward Jones & Co., Maryland Heights, MO, owned approximately 248,592 Class A Shares (8.71%); Mellon Private Asset Management, Pittsburgh, PA, owned approximately 430,789 Class A Shares (15.10%); Charles Schwab & Company, Inc., San Francisco, CA, owned approximately 258,877 Class A Shares (9.07%); Frojack Co., Grand Forks, ND, owned approximately 451,708 Class A Shares (15.83%); and the Provident Bank, Cincinnati, OH, owned approximately 369,223 Class A Shares (12.94%).
Edward Jones & Co., Maryland Heights, MO, owned approximately 98,382 Class B Shares (10.58%); and Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 70,522 Class B Shares (7.58%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 17,406 Class C Shares (10.20%); Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 14,805 Class B Shares (8.68%); Prudential Securities, Inc. FBO, owned approximately 10,684 Class C Shares (6.26%); and Prudential Securities, Inc., FBO, owned approximately 16,908 Class C Shares (9.91%).
Officers and Directors of the Corporation own less than 1% of the International Capital Appreciation Fund's outstanding shares.
At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of each class of the International Capital Appreciation Fund:

Edward Jones & Co., Maryland Heights, MO, owned approximately 878,178 Class A Shares (25.17%); and Enterprise Trust & Investment Co., owned approximately 923,175 Class A Shares (26.46%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 171,480 Class B Shares (16.39%).

Edward Jones & Co., Maryland Heights, MO, owned approximately 29,755 Class C Shares (10.64%); and Merrill Lynch, Pierce, Fenner & Smith, Jacksonville, FL, on behalf of various customer accounts, owned approximately 33,321 Class C Shares (11.92%).


Interests of Certain Persons

      The Funds are managed by the Adviser. The Adviser is a subsidiary of Federated. All of the voting securities of Federated are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as Directors of the Corporation.


         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Corporation is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to Federated World Investment Series, Inc., Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Corporation.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                              THE UNITED STATES.
------------------------------------------------------------------------------

                                           By Order of the Board of Directors,



                                                             John W. McGonigle
                                                                     Secretary

August 28, 2002


                                                               EXHIBIT A

                  AGREEMENT AND PLAN OF REORGANIZATION


         AGREEMENT AND PLAN OF REORGANIZATION dated ________, (the "Agreement"), between Federated World Investment Series, Inc., a Maryland corporation ("Federated World Investment Series, Inc."), on behalf of its portfolio, Federated International Capital Appreciation Fund (hereinafter called the "Acquiring Fund") with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 and Federated World Investment Series, Inc., on behalf of its portfolio Federated Emerging Markets Fund (the "Acquired Fund"), also with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000.

         WHEREAS, the Board of Directors of Federated World Investment Series, Inc. (the "Directors") has determined that it is in the best interests of the shareholders of the Acquired Fund, that the assets of the Acquired Fund be acquired by the Acquiring Fund pursuant to this Agreement; and

         WHEREAS, the parties desire to enter into this Agreement which would constitute a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"):

         NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto agree as follows:

      1.    Plan of Exchange.
            ----------------

            (a) Subject to the terms and conditions set forth herein, the Acquired Fund shall assign, transfer and convey its assets, including all securities and cash held by the Acquired Fund to the Acquiring Fund, and the Acquiring Fund shall acquire all of the assets of the Acquired Fund in exchange for full and fractional Class A, B and C Shares of the Acquiring Fund (the "Acquiring Fund Shares"), to be issued by Federated World Investment Series, Inc., having an aggregate net asset value equal to the value of the net assets of the Acquired Fund. The value of the assets of the Acquired Fund and the net asset value per share of the Acquiring Fund Shares shall be computed as of the close of the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Exchange Date (such time and date being hereinafter called the "Valuation Time") in accordance with the procedures for determining the value of the Acquiring Fund's assets set forth in the Acquiring Fund's organizational documents and the then-current prospectus and statement of additional information for the Acquiring Fund that forms a part of the Acquiring Fund's Registration Statement on Form N-1A (the "Registration Statement"). In lieu of delivering certificates for the Acquiring Fund Shares, Federated World Investment Series, Inc. shall credit the Acquiring Fund Shares to the Acquired Fund's account on the share record books of Federated World Investment Series, Inc. and shall deliver a confirmation thereof to the Acquired Fund. The Acquired Fund shall then deliver written instructions to Federated World Investment Series, Inc.'s transfer agent to establish accounts for the shareholders on the share record books relating to the Acquiring Fund.

            (b) Delivery of the assets of the Acquired Fund to be transferred shall be made on the Exchange Date (as defined herein). Assets transferred shall be delivered to the account of the Acquiring Fund at State Street Bank and Trust Company, Federated World Investment Series, Inc.'s custodian (the "Custodian"), with all securities not in bearer or book entry form duly endorsed, or accompanied by duly executed separate assignments or stock powers, in proper form for transfer, with signatures guaranteed, and with all necessary stock transfer stamps, sufficient to transfer good and marketable title thereto (including all accrued interest and dividends and rights pertaining thereto to the Custodian for the account of the Acquiring Fund free and clear of all liens, encumbrances, rights, restrictions and claims). All cash delivered shall be in the form of immediately available funds payable to the order of the Custodian for the account of the Acquiring Fund.

            (c) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest received on or after the Exchange Date with respect to assets transferred from the Acquired Fund to the Acquiring Fund hereunder and any distributions, rights or other assets received by the Acquired Fund after the Exchange Date as distributions on or with respect to the securities transferred from the Acquired Fund to the Acquiring Fund hereunder. All such assets shall be deemed included in assets transferred to the Acquiring Fund on the Exchange Date and shall not be separately valued.

            (d)   The  Acquired   Fund  shall   discharge   all  of  its
liabilities and obligations on or before the Exchange Date.

            (e) The Exchange Date shall be __________, 2002, or such earlier or later date as may be mutually agreed upon by the parties.

            (f) As soon as practicable after the Exchange Date, the Acquired Fund shall distribute all of the Acquiring Fund Shares received by it among the shareholders of Class A, B and C Shares of the Acquired Fund, in proportion, and take whatever steps are necessary and appropriate to effect the termination of the Acquired Fund. After the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its termination.

      2.    Representations   and   Warranties  of  the  Acquired  Fund.
            ------------------------------------------------------------
Federated World Investment Series, Inc., on behalf of the Acquired Fund, represents and warrants to and for the benefit of the Acquiring Fund as follows:

             (a) Except as shown on the audited financial statements of the Acquired Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquired Fund's business since then, the Acquired Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquired Funds' knowledge, threatened against the Acquired Fund.

            (b) On the Exchange Date, Federated World Investment Series, Inc. will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund's assets to be transferred by it hereunder.

      3.    Representations and Warranties of the Acquiring Fund.
            ----------------------------------------------------
Federated World Investment Series, Inc., on behalf of the Acquiring Fund, represents and warrants to and for the benefit of the Acquired Fund, as follows:

             (a) Except as shown on the audited financial statements of the Acquiring Fund for its most recently completed fiscal period and as incurred in the ordinary course of the Acquiring Fund's business since then, the Acquiring Fund has no liabilities of a material amount, contingent or otherwise, and there are no legal, administrative or other proceedings pending or, to the Acquiring Funds' knowledge, threatened against the Acquiring Fund.

            (b) At the Exchange Date, the Acquiring Fund Shares to be issued to the Acquired Fund will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable. No Acquiring Fund shareholder will have any preemptive right of subscription or purchase in respect thereof.

      4.    Acquiring Fund's  Conditions  Precedent.  The obligations of
            ---------------------------------------
Federated World Investment Series, Inc. hereunder with respect to the Acquiring Fund shall be subject to the following conditions:

            (a) The Acquiring Fund shall have been furnished a statement of the Acquired Fund's assets and liabilities, including a list of securities owned by the Acquired Fund with their respective tax costs and values determined as provided in Section 1 hereof, all as of the Valuation Time.

            (b) As of the Exchange Date, all representations and warranties made on behalf of the Acquired Fund made in this Agreement shall be true and correct as if made at and as of such date, the Acquired Fund shall have complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

            (c) A vote of the shareholders of the Acquired Fund approving this Agreement and the transactions and exchange contemplated hereby shall have been adopted by the vote required by applicable law and the Articles of Incorporation and By-Laws of Federated World Investment Series, Inc.

            (d) On or before the Valuation Time, the Acquired Fund shall have declared and paid a dividend or dividends, with a record date and ex-dividend date on or before the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the taxable periods or years ended on or before November 30, 2001 and for the period from said date to and including the Exchange Date, and all of its net capital gain realized (after reduction for any capital loss carry forward), if any, in taxable periods or years ended on or before November 30, 2001 and in the period from said date to and including the Exchange Date.

      5. Acquired Fund's Conditions Precedent. The obligations of Federated World Investment Series, Inc. hereunder with respect to the Acquired Fund shall be subject to the condition that as of the Exchange Date all representations and warranties made in this Agreement on behalf of the Acquiring Fund shall be true and correct as if made at and as of such date, and the Acquiring Fund shall have complied with all of the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such date.

      6.    Mutual  Conditions  Precedent.  The  obligations of both the
            -----------------------------
Acquiring Fund and the Acquired Fund hereunder shall be subject to the following conditions:

            (a) No action, suit or other proceeding shall be threatened or pending before any court or governmental agency which seeks to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transaction contemplated herein.

            (b)   Each  party   shall  have   received   an  opinion  of
Dickstein Shapiro Morin & Oshinsky LLP to the effect that the reorganization contemplated by this Agreement with respect to the Acquired Fund qualifies as a "reorganization" under Section 368(a)(1) of the Code.

      Provided, however, that at any time prior to the Exchange Date, any of the foregoing conditions in this Section 6 may be waived by the parties if, in the judgment of the parties, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund.

      7. Termination of Agreement. This Agreement and the transactions contemplated hereby may be terminated and abandoned by resolution of the Directors at any time prior to the Exchange Date (and notwithstanding any vote of the shareholders of the Acquired Fund) if circumstances should develop that, in the opinion of the Directors, make proceeding with this Agreement inadvisable.

      If this Agreement is terminated and the exchange contemplated hereby is abandoned pursuant to the provisions of this Section 7, this Agreement shall become void and have no effect, without any liability on the part of any party hereto or the Directors, officers or shareholders of Federated World Investment Series, Inc., in respect of this Agreement.

      8. Waiver and Amendments. At any time prior to the Exchange Date, any of the conditions set forth in Section 4 or Section 5 may be waived by the Directors, if, in the judgment of the waiving party, such waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Acquired Fund or the shareholders of the Acquiring Fund, as the case may be. In addition, prior to the Exchange Date, any provision of this Agreement may be amended or modified by the Directors, if such amendment or modification would not have a material adverse effect upon the benefits intended under this Agreement and would be consistent with the best interests of shareholders of the Acquired Fund and the Acquiring Fund.

      9.    No    Survival    of    Representations.    None    of   the
            ---------------------------------------
representations and warranties included or provided for herein shall survive consummation of the transactions contemplated hereby.

      10. Governing Law. This Agreement shall be governed and construed in accordance with the laws of the Commonwealth of Pennsylvania, without giving effect to principles of conflict of laws; provided, however, that the due authorization, execution and delivery of this Agreement, shall be governed and construed in accordance with the laws of the Commonwealth of Massachusetts without giving effect to principles of conflict of laws.

      12.   Counterparts.    This   Agreement   may   be   executed   in
            ------------
counterparts, each of which, when executed and delivered, shall be deemed to be an original.


      IN WITNESS WHEREOF, Federated World Investment Series, Inc. has caused this Agreement and Plan of Reorganization to be executed as of the date above first written.





                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated Emerging Markets Fund




                                         John W. McGonigle, Secretary


                                    FEDERATED WORLD INVESTMENT SERIES, INC.
                                    on behalf of its portfolio,
                                    Federated International Capital
                                    Appreciation Fund




                                         Richard B. Fisher, President







                       STATEMENT OF ADDITIONAL INFORMATION

                                AUGUST 28, 2002



                          Acquisition of the assets of

                         FEDERATED EMERGING MARKETS FUND
             a portfolio of Federated World Investment Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000

                        By and in exchange for Shares of

                FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
                 (formerly, Federated International Growth Fund)
             a portfolio of Federated World Investment Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-245-5000



     This Statement of Additional Information dated August 28, 2002, is not a prospectus. A Prospectus/Proxy Statement dated August 28, 2002, related to the above-referenced matter may be obtained from Federated World Investment Series, Inc., on behalf of Federated International Capital Appreciation Fund, formerly, Federated International Growth Fund, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.


                           TABLE OF CONTENTS


1. Statement of Additional Information of Federated International Capital Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002 (revised, August 7, 2002).

2. Statement of Additional Information of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated January 31, 2002.

3.    Financial Statements of Federated International Capital
      Appreciation Fund, a portfolio of Federated World Investment Series, Inc., dated November 30, 2001.

4.    Financial Statements (unaudited) of Federated International
      Capital Appreciation Fund, a portfolio of Federated World
      Investment Series, Inc., dated May 31, 2002.

5. Financial Statements of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated
      November 30, 2001.

6. Financial Statements (unaudited) of Federated Emerging Markets Fund, a portfolio of Federated World Investment Series, Inc., dated May 31, 2002.

7.    Pro Forma Financial Information.

                 INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of Federated Emerging Markets Fund (the "Emerging Markets Fund"), a portfolio of Federated World Investment Series, Inc. (the "Corporation"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the Securities and Exchange Commission on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone
Number:  1-800-341-7400.

The Statement of Additional Information of Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), a portfolio of the Corporation, is incorporated by reference to the Corporation's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A (File No. 33-52149), which was filed with the Securities and Exchange Commission on or about January 29, 2002. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number:
1-800-341-7400.


The audited financial statements of the Emerging Markets Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the Emerging Markets Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.


The audited financial statements of the International Capital
Appreciation Fund dated November 30, 2001, are incorporated by reference to the Annual Report to Shareholders of the International Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 25, 2002.

The unaudited financial statements of the International Capital
Appreciation Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.

The unaudited financial statements of the Emerging Markets Fund, dated May 31, 2002, are incorporated herein by reference to its Semi-Annual Report to Shareholders dated May 31, 2002.
The Pro Forma Financial information of the Acquiring Fund,
International Capital Appreciation Fund, is included herein.



                        Federated Emerging Markets Fund
           Federated International Capital Appreciation Fund
                 Explanatory Statements Pertaining to
               Pro Forma Financial Statements (unaudited)
                              May 31, 2002

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Emerging Markets Fund and Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), formerly, Federated International Growth Fund, collectively ("the Funds"), for the period ended May 31, 2002. These statements have been derived from the books and records utilized in calculating daily net asset values at May 31, 2002.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Emerging Markets Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended May 31, 2002, Emerging Markets Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 3,681,852 shares of the Federated International Capital Appreciation Fund's Class A Shares to the holders of 3,733,593 shares of the Federated Emerging Markets Fund's Class A Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 993,275 shares of the Federated International Capital Appreciation Fund's Class B Shares to the holders of 1,185,690 shares of the Federated Emerging Markets Fund's Class B Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 148,248 shares of the Federated International Capital Appreciation Fund's Class C Shares to the holders of 176,504 shares of the Federated Emerging Markets Fund's Class C Shares, which would be issued May 31, 2002, in connection with the proposed reorganization.


                 Pro Forma Combining Portfolio of Investments
                           May 31, 2002 (Unaudited)



                              Federated       Federated
                Federated     International   International                                            Federated
                International Capital         Capital                                                  International       Federated
                Capital       Appreciation    Appreciation                                             Capital         International
                              Pro Forma                                    Federated    Federated      Appreciation        Capital
      Federated Appreciation                  Pro Forma                    Emerging     International  Fund             Appreciation
      Emerging  Fund          Adjustment                                   Markets      Capital        Pro Forma          Pro Forma
      Markets                                                              Fund         Appreciation   Adjustment         Combined
        Fund                                  Combined                                  Fund


     --------------------------------------------------------------------------------------------------
      --------------------------------------------------------------------------------------------------
      Common Stocks -
      57.7%
                                           ----------------------
      Automobiles - 1.3%
                                           ----------------------
        846,600   -           -             846,600        Denway Motors Ltd.    $ 246,930    $      -        $ 246,930
                                                                                               -
                                           ----------------------
         29,000                      29,000Hero Honda Motors       192,278
               -        -                  Ltd.                                      -       -  192,278
                                           ----------------------
         17,000                             yundai Motor Co.       563,493
               -        -            17,000H                                         -       -  563,493
                                           ----------------------
                                                                ----------------------------------------
                                                Total            1,002,701                    1,002,701
                                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Banking  9.2%
      -
                                           ----------------------
                                           ----------------------
      42,000,000                 42,000,000Akbank T.A.S.           116,870                      116,870
               -        -                                                            -       -
                                           ----------------------
                                           ----------------------
        400,000                     400,000(1) Bangkok Bank        699,102                      699,102
               -        -                  Public Co., Ltd.                          -       -
                                           ----------------------
                                           ----------------------
                                    575,576(1) Chinatrust          533,254                      533,254
        575,576         -                  Financial Holding
               -                           Co., Ltd.                                 -       -
                                           ----------------------
                                           ----------------------
        340,000                     340,000Equitable Banking       281,216                      281,216
               -        -                  Corp.                                     -       -
                                           ----------------------
                                           ----------------------
                                    935,000Grupo Financiero        809,079                      809,079
        935,000         -                  BBVA Bancomer, SA de
               -                           CV                                        -       -
                                           ----------------------
                                           ----------------------
        255,700                     255,700Grupo Financiero        653,974                      653,974
               -        -                  Banorte, SA de CV                         -       -
                                           ----------------------
                                           ----------------------
         38,480                             ana Bank               576,740                      576,740
               -        -            38,480H                                         -       -
                                           ----------------------
                                           ----------------------
         25,927                            (1) Kookmin Bank      1,338,732                    1,338,732
               -        -            25,927                                         -       -
                                           ----------------------
                                           ----------------------
         35,000                            (1) Koram Bank          351,643                      351,643
               -        -            35,000                                          -       -
                                           ----------------------
                                           ----------------------
         52,000                            Malayan Banking BHD     123,158                      123,158
               -        -            52,000                                          -       -
                                           ----------------------
                                           ----------------------
        390,000                            Public Bank BHD         363,316                      363,316
               -        -           390,000                                          -       -
                                           ----------------------
                                           ----------------------
        823,321                     823,321(1) SinoPac Holdings    385,024                      385,024
               -        -                  Co.                                       -       -
                                           ----------------------
                                           ----------------------
                                     91,500Standard Bank           318,169                      318,169
         91,500         -                  Investment Corp.,
               -                           Ltd.                                      -       -
                                           ----------------------
                                           ----------------------
      97,500,000                 97,500,000(1) Turkiye Garanti     169,565                      169,565
               -        -                  Bankasi A.S.                              -       -
                                           ----------------------
      59,000,000                 59,000,000(1) Yapi ve Kredi       145,704                      145,704
               -        -                  Bankasi A.S.                              -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            6,865,546                    6,865,546
                                                                                     -       -
                                           -------------------------------------------------------------
      Capital Goods -
      2.0%
                                           ----------------------
        165,000                     165,000Citic Pacific Ltd.      373,373                      373,373
               -        -                                                            -       -
                                           ----------------------
         45,000                             arsen & Toubro Ltd.    159,166                      159,166
               -        -            45,000L                                         -       -
                                           ----------------------
         52,000                             emgro Ltd.             371,316                      371,316
               -        -            52,000R                                         -       -
                                           ----------------------
        414,000                             ime Darby BHD          571,974                      571,974
               -        -           414,000S                                         -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            1,475,829                    1,475,829
                                                                                     -       -
                                           -------------------------------------------------------------
      Diversified Financials -
      2.0%
                                           ----------------------
      6,700,000                   6,700,000Alarko Holdings A.S.     86,226                       86,226
               -        -                                                            -       -
                                           ----------------------
         12,270                      12,270Daishin Securities      228,364                      228,364
               -        -                  Co.                                       -       -
                                           ----------------------
      1,885,000                   1,885,000(1) National Finance    854,795                      854,795
               -        -                  Public Co., Ltd.                          -       -
                                           ----------------------
         11,270                      11,270(1) Samsung             361,033                      361,033
               -        -                  Securities Co., Ltd.                      -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            1,530,418                    1,530,418
                                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Energy Sources -
      4.1%
                                           ----------------------
                                           ----------------------
        286,000                     286,000CNOOC Ltd.              386,841                      386,841
               -        -                                                            -       -
                                           ----------------------
         12,150                      12,150Lukoil Holdings Co.,    859,890                      859,890
               -        -                  ADR                                       -       -
                                           ----------------------
         42,500                      42,500Petroleo Brasileiro   1,011,925                    1,011,925
               -        -                  SA, ADR                                   -       -
                                           ----------------------
         79,500                             UKOS                   818,850                      818,850
               -        -            79,500Y                                         -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            3,077,506                    3,077,506
                                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Food Beverage & Tobacco -
      3.6%
                                           ----------------------
                                           ----------------------
         10,900                      10,900Cheil Jedang Corp.      491,905                      491,905
               -        -                                                            -       -
                                           ----------------------
         19,700                      19,700Coca-Cola Femsa, SA     502,350                      502,350
               -        -                  de CV, ADR                                -       -
                                           ----------------------
         32,100                      32,100(1) International       145,218                      145,218
               -        -                  Foods Co. (Hostess)                       -       -
                                           ----------------------
          2,600                       2,600Nong Shim Co., Ltd.     190,562                      190,562
               -        -                                                            -       -
                                           ----------------------
        776,000                     776,000PT Hanjaya Mandala      408,186                      408,186
               -        -                  Sampoerna Tbk                             -       -
                                           ----------------------
                                     28,700Panamerican             520,618                      520,618
         28,700         -                  Beverages, Inc.,
               -                           Class A                                   -       -
                                           ----------------------
         36,100                      36,100South African           305,420                      305,420
               -        -                  Breweries PLC                             -       -
                                           ----------------------
          6,360                       6,360(1) Wimm-Bill-Dann      148,188                      148,188
               -        -                  Foods OJSC, ADR                           -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            2,712,447                    2,712,447
                                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Hotels Restaurants &
      Leisure - 1.0%
                                           -------------------------------------------------------------
                                           ----------------------
        190,000                 -   190,000Genting Berhad          750,000                      750,000
               -                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Household & Personal
      Products - 0.4%
                                           -------------------------------------------------------------
                                           ----------------------
         78,800                      78,800Hindustan Lever Ltd.    297,208                      297,208
               -        -                                                            -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Insurance - 0.2%
                                           -------------------------------------------------------------
                                           ----------------------
        182,000                     182,000Sanlam Ltd.             163,475                      163,475
               -        -                                                            -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Materials - 8.1%
                                           ----------------------
                                           ----------------------
         68,700                      68,700Anglo American PLC    1,261,556                    1,261,556
               -        -                                                            -       -
                                           ----------------------
                                           ----------------------
          6,700                       6,700Anglo American          325,577                      325,577
               -        -                  Platinum Corp.  Ltd.                      -       -
                                           ----------------------
                                           ----------------------
         86,300                      86,300Associated Cement       266,331                      266,331
               -        -                  Companies Ltd.                            -       -
                                           ----------------------
                                           ----------------------
        100,000                             HP Billiton PLC        567,778                      567,778
               -        -           100,000B                                         -       -
                                           ----------------------
                                           ----------------------
          7,900                             emex SA de CV, ADR     237,237                      237,237
               -        -             7,900C                                         -       -
                                           ----------------------
                                           ----------------------
         10,000                      10,000(1) Cemex SA de CV,       7,782                        7,782
               -        -                  Warrants                                  -       -
                                           ----------------------
                                           ----------------------
         18,800                      18,800(1) Companhia Vale      564,000                      564,000
               -        -                  do Rio Doce, ADR                          -       -
                                           ----------------------
                                           ----------------------
         18,550                             old Fields Ltd.        245,753                      245,753
               -        -            18,550G                                         -       -
                                           ----------------------
                                           ----------------------
          6,850                       6,850Harmony Gold Mining     107,919                      107,919
               -        -                  Co. Ltd.                                  -       -
                                           ----------------------
                                           ----------------------
          8,500                       8,500Impala Plantinum        556,177                      556,177
               -        -                  Holdings Ltd.                             -       -
                                           ----------------------
                                           ----------------------
                                     24,153(1) JSC Mining and      540,822                      540,822
         24,153                            Smelting Co. Norilsk
               -        -                  Nickel, ADR                               -       -
                                           ----------------------
                                           ----------------------
          5,220                       5,220Pohang Iron and         599,679                      599,679
               -        -                  Steel Co. Ltd.                            -       -
                                           ----------------------
                                           ----------------------
         38,000                      38,000Reliance Industries     205,042                      205,042
               -        -                  Ltd.                                      -       -
                                           ----------------------
         27,300                      27,300Votorantim Celulose     566,475                      566,475
               -        -                  e Papel SA, ADR                           -       -
                                           ----------------------
                                                                ----------------------------------------
                                                Total            6,052,128                    6,052,128
                                                                                     -       -
                                           -------------------------------------------------------------
      Media -
      0.8%
                                           ----------------------
          1,700                       1,700Cheil                   205,798                      205,798
               -        -                  Communications, Inc.                      -       -
                                           ----------------------
          9,000                       9,000(1) Grupo Televisa      377,550                      377,550
               -        -                  SA, GDR                                   -       -
                                           ----------------------
                                                                ----------------------------------------
                                               Total               583,348                      583,348
                                                                                     -       -
                                           -------------------------------------------------------------
                                           ----------------------
      Pharmaceuticals & Biotechnology -
      2.6%
                                           ----------------------
                                           ----------------------
                                           (1) Dr. Reddy's         163,925                      163,925
                                           Laboratories Ltd.,
          8,300-        -             8,300ADR                                       -       -
                                           ----------------------
                                           ----------------------
          5,000                             edeon Richter RT       315,017                      315,017
               -        -             5,000G                                         -       -
                                           ----------------------
                                           ----------------------
         34,800                      34,800(1) Ranbaxy             547,491                      547,491
               -        -                  Laboratories Ltd.                         -       -
                                           ----------------------
                                           ----------------------
                                     15,600(1) Taro                439,608                      439,608
         15,600                            Pharmaceutical
               -        -                  Industries Ltd.                           -       -
                                           ----------------------
                                           ----------------------
          7,350                       7,350Teva Pharmaceutical     492,670                      492,670
               -        -                  Industries Ltd., ADR                      -       -
                                           -------------------------------------------------------------
                                           ----------------------
                                               Total             1,958,711                    1,958,711
                                           ----------------------
                                           ----------------------
      Retailing - 0/5%
                                           ----------------------
                                           ----------------------
        134,800                    134,8000Wal-Mart de Mexico,     390,218                      390,218
               -        -                  SA de CV                                  -       -
                                           ----------------------
                                           ----------------------
      Software &
      Services - 0.8%
                                           ----------------------
                                           ----------------------
          4,180                    4,180   Infosys Technologies    288,451                      288,451
               -        -                  ltd.                                      -       -
                                           ----------------------
                                           ----------------------
         30,700                    30,700  (1) Satyam Computer     307,307                      307,307
               -        -                  Services Ltd., ADR                        -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
                                           Total                   595,758                      595,758
                                                                                     -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Technology Hardware & Equipment -
      10.3%
                                           ----------------------
                                           ----------------------
      1,000,000                            (1) ASE Test Ltd.,      161,765                      161,765
               -        -          1,000,00GDR                                       -       -
                                           ----------------------
                                           ----------------------
                                   241,000 (1) Advanced            196,344                      196,344
      241,000                              Semiconductor
               -        -                  Engineering Inc.                          -       -
                                           ----------------------
                                           ----------------------
      124,000                      124,000 Asustek Computer,       412,118                      412,118
               -        -                  Inc.                                      -       -
                                           ----------------------
                                           ----------------------
      165,000                      165,000 (1) Au Optronics        216,441                      216,441
               -        -                  Corp.                                     -       -
                                           ----------------------
                                           ----------------------
      7,000                        7,000   (1) Au Optronics         82,600                       82,600
               -        -                  Corp., ADR                                -       -
                                           ----------------------
                                           ----------------------
      33,784                                aeDuck GDS Co. Ltd.    375,594                      375,594
               -        -          33,784  D                                         -       -
                                           ----------------------
                                           ----------------------
      36,000                                1) LITE-ON IT CORP.    212,824                      212,824
               -        -          36,000  (                                         -       -
                                           ----------------------
                                           ----------------------
      15,200                                ediaTek, Inc.          219,059                      219,059
               -        -          15,200  M                                         -       -
                                           ----------------------
                                           ----------------------
      7,700                        7,700   Samsung                 453,389                      453,389
               -        -                  Electro-Mechanics Co.                     -       -
                                           ----------------------
                                           ----------------------
      9,520                        9,520   Samsung Electronics   2,681,248                    2,681,248
               -        -                  Co.                                       -       -
                                           ----------------------
                                           ----------------------
                                   242,000 (1) Siliconware         212,106                      212,106
      242,000                              Precision Industries
               -        -                  Co.                                       -       -
                                           ----------------------
                                           ----------------------
                                   604,000 (1) Taiwan            1,518,882                     ,518,882
      604,000                              Semiconductor                                      1
               -        -                  Manufacturing Co.                         -       -
                                           ----------------------
                                           ----------------------
                                   575,000 (1) United              766,103                      766,103
      575,000                              Microelectronics
               -        -                  Corp.                                     -       -
                                           ----------------------
                                           ----------------------
                                   25,000  (1) United              212,500                      212,500
      25,000                               Microelectronics
               -        -                  Corp., ADR                                -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
                                            otal                 7,720,973                    7,720,973
                                           T                                         -       -
                                           ----------------------
                                           ----------------------
      Telecommunication Services - 8.5%
                                           ----------------------
                                           ----------------------
        215,000                     215,000Advanced Information    233,585                      233,585
               -        -                  Service PCL                               -       -
                                           ----------------------
                                           ----------------------
         35,600                      35,600America Movil SA de     622,644                      622,644
               -        -                  CV, Class L, ADR                          -       -
                                           ----------------------
                                           ----------------------
         13,600                            (1) AO VimpelCom, ADR   390,184                      390,184
               -        -            13,600                                          -       -
                                           ----------------------
                                           ----------------------
         90,545                      90,545(1) Celular CRT          12,827                       12,827
               -        -                  Participacoes SA                          -       -
                                           ----------------------
                                           ----------------------
        290,000                     290,000(1) China Mobile        916,492                      916,492
               -        -                  (Hong Kong) Ltd.                          -       -
                                           ----------------------
                                           ----------------------
        400,000                             1) China Unicom Ltd.   371,802                      371,802
               -        -           400,000(                                         -       -
                                           ----------------------
                                           ----------------------
                                     34,300Compania Anonima
         34,300                            Nacional Telefonos      552,916                      552,916
               -        -                  de Venezuela, ADR                         -       -
                                           ----------------------
                                           ----------------------
         13,020                            KT Corp.                581,145                      581,145
               -        -            13,020                                          -       -
                                           ----------------------
                                           ----------------------
         37,000                            Matav RT                132,596                      132,596
               -        -            37,000                                          -       -
                                           ----------------------
                                           ----------------------
        263,000                     263,000PT Indonesian           355,303                      355,303
               -        -                  Satellite Corp., Tbk                      -       -
                                           ----------------------
                                           ----------------------
          3,800                            SK Telecom Co. Ltd.     846,496                      846,496
               -        -             3,800                                          -       -
                                           ----------------------
                                           ----------------------
         29,300                      29,300Telefonos de Mexico,  1,019,640                    1,019,640
               -        -                  Class L, ADR                              -       -
                                           ----------------------
                                           ----------------------
         93,000                      93,000Telekomunikacja         320,530                      320,530
               -        -                  Polska SA                                 -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
                                           Total                 6,356,160                    6,356,160
                                                                                     -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Transportation - 0.7%
                                           ----------------------
                                           ----------------------
         20,000                      20,000(1) Companhia de        126,984                      126,984
                                           Concessoes
               -        -                  Rodoviarias                               -       -
                                           ----------------------
                                           ----------------------
      1,200,000                   1,200,000Zhejiang Expressway     380,777                      380,777
               -        -                  Co., Ltd.                                 -       -
                                           ----------------------
                                           ----------------------
                                                                   507,761                      507,761
                                                                                     -       -
                                           ----------------------
                                           ----------------------
      Utilities - 1.6%
                                           ----------------------
                                           ----------------------
         53,000                      53,000Korea Electric Power    611,090                      611,090
               -        -                  Corp., ADR                                -       -
                                           ----------------------
                                           ----------------------
         44,700                      44,700RAO Unified Energy      611,049                      611,049
               -        -                  System, ADR                               -       -
                                           ----------------------
                                           ----------------------
                                                Total            1,222,139                    1,222,139
                                                                                     -       -
                                           ----------------------
                                           ----------------------
                                               Total Common     43,262,326                    43,262,326
                                           Stocks (identified
                                           cost $34,361,819)                         -       -
                                           ----------------------
                                           ----------------------
      Preferred Stocks - 2.9%
                                           ----------------------
                                           ----------------------
      Banks -
           0.7%
                                           ----------------------
                                           ----------------------
      7,200,000                   7,200,000Banco Itau SA,          496,000                      496,000
               -        -                  Preference                                -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Food Beverage & Tobacco - 0.2%
                                           ----------------------
                                           ----------------------
         28,100                      28,100Perdigao SA,            168,934                      168,934
               -        -                  Preference                                -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Materials - 0.9%
                                           ----------------------
                                           ----------------------
      35,000,000                 35,000,000Gerdau SA, Preference   430,556                      430,556
               -        -                                                            -       -
                                           ----------------------
                                           ----------------------
                                     82,600Usinas Siderurgicas     250,750                      250,750
         82,600                            de Minas Gerais SA,
               -        -                  Preference                                -       -
                                           ----------------------
                                           ----------------------
                                                Total              681,306                      681,306
                                                                                     -       -
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Telecommunication Services - 0.7%
                                           ----------------------
                                           ----------------------
      1,370,000                   1,370,000(1) Celular CRT         226,691                      226,691
                                           Participacoes SA,
               -        -                  Preference, Series A                      -       -
                                           ----------------------
                                           ----------------------
      14,975,500                 14,975,500(1) Telemar Norte
               -        -                  Leste SA, Preference    320,844           -       -  320,844
                                           ----------------------
                                           ----------------------
                                                Total
                                                                   547,535           -       -  547,535
                                           ----------------------
                                           ----------------------

                                           ----------------------
                                           ----------------------
      Utilities - 0.4%
                                           ----------------------
                                           ----------------------
      20,396,771                 20,396,771Companhia Energetica    273,899                      273,899
                                           de Minas Gerais,
               -        -                  Preference                                -       -
                                           ----------------------
                                           ----------------------
                                               Total Preferred
                                           Stocks (identified                        -         ,167,674
                                           cost $1,893,047)      2,167,674                   -2
                                           ----------------------
                                           ----------------------
      Corporate Bonds -0.0%
                                           ----------------------
                                           ----------------------
      Materials - 0.0%
                                           ----------------------
                                           ----------------------
       $ 15,900                    $ 15,900(1) Companhia Vale
                                           do Rio Doce, Conv.
                                           Deb. 12/12/2009
                                           (identified cost
               -        -                  $137)                         -           -       -        -
                                           ----------------------
                                           ----------------------
      Mutual Funds Shares - 47.2%
                                  1,262,663Federated Asia
      1,262,663                            Pacific Growth Fund,                                ,813,387
               -        -                  Class A                       -   8,813,387       -8
                                           ----------------------
                                           ----------------------
        621,402         (621,402)          Federated Emerging                5,928,173(5,928,173)
                                -          Markets Fund, Class A         -                            -
                                           ----------------------
                                           ----------------------
      1,189,361                   1,189,361Federated European
               -        -                  Growth Fund, Class A          -  13,380,316       -13,380,316
                                           ----------------------
                                           ----------------------
                                    374,988Federated
        374,988                            International Small                                 ,967,271
               -        -                  Company Fund, Class A         -   6,967,271       -6
                                           ----------------------
                                           ----------------------
                                    240,113Prime Value
        240,113                            Obligations Fund,
               -        -                  Class IS                      -     240,113       -  240,113
                                           ----------------------
                                           -------------------------------------------------------------
                                               Total Mutual                 35,329,260(5,928,129,401,087-
                                           Funds (identified
                                           cost $33,207,035)             -
                                           -------------------------------------------------------------
                                           -------------------------------------------------------------
                                               Total            45,430,000 35,329,260 (5,928,174,831,087
                                           Investments
                                           (identified cost
                                           $69,462,038)(2)
                                                                ----------------------------------------
                                                                ----------------------------------------


      (1) Non-income producing security.
      (2) The cost of investments for federal tax purposes amounts to $69,462,038. The net unrealized appreciation of investments on a federal tax basis amounts to $5,369,049, which is comprised of $11,218,786 appreciation and $5,849,737 depreciation at November 30, 2001.
      (3)Adjustment to eliminate investment in Federated Emerging Markets Fund, which is being eliminated due to, proposed merger.

      Note: The categories of investments are shown as a percentage of net assets ($74,878,049) at May 31, 2002.

      The following acronyms are used throughout this portfolio:

      ADR - American Depositary Receipt
      GDR - Global Depository Receipt

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                           May 31, 2002 (Unaudited)



                                                               Federated    Federated
                                                   Federated  International International
                                                  International Capital     Capital
                                      Federated     Capital   Appreciation  Appreciation
                                                                  Fund      Fund
                                       Emerging   Appreciation Pro Forma    Pro forma
                                     Markets Fund     Fund     Adjustment   Combined
                                    -----------------------------------------------------
                                                  -------------
Assets:
-------------------------------------
Investments in securities, at value $   45,430,000           $$(5,928,173)(1) 74,831,087
                                                    35,329,260
-------------------------------------
Cash                                         3,207          55         ---         3,262
-------------------------------------
Cash denominated in foreign
currency
   (identified cost $152,252)              152,421         ---         ---       152,421
-------------------------------------
Income receivable                           84,208         ---         ---        84,208
-------------------------------------
Receivable for shares sold                   2,532       1,362         ---         3,894
-------------------------------------
Receivable for Investments sold            578,944         ---         ---       578,944
-------------------------------------
Deferred organizational costs                  ---       1,083         ---         1,083
-----------------------------------------------------------------------------------------
     Total assets                       46,251,312  35,331,760 (5,928,173)    75,654,899
-----------------------------------------------------------------------------------------
Liabilities:
-------------------------------------
Payable for line of credit            $    501,900 $       ---  $      ---  $    501,900
-------------------------------------
Payable for shares redeemed                 71,863       2,228         ---        74,091
-------------------------------------
Payable for custodian fees                  62,944         ---         ---        62,944
-------------------------------------
Payable for transfer and dividend
agent fees and expenses                     41,092         ---         ---        41,092
-------------------------------------
Payable for printing and postage            16,862         ---         ---        16,862
-------------------------------------
Accrued expenses                            24,373      55,588         ---        79,961
-----------------------------------------------------------------------------------------
     Total liabilities                     719,034      57,816         ---       776,850
-----------------------------------------------------------------------------------------
Net Assets                          $   45,532,278           $           $$   74,878,049
                                                    35,273,944 (5,928,173)
-----------------------------------------------------------------------------------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                     May 31, 2002 (Unaudited) (continued)

Net Assets Consists of:
-------------------------------------
Paid in capital                     $   70,757,244           $$           $  122,692,240
                                                    51,934,996
-------------------------------------
Net unrealized
appreciation/depreciation of
   investments and translation of
assets and
   liabilities in foreign currency       9,170,821 (4,225,211)  419,263(2)     5,364,873
-------------------------------------
Accumulated net realized loss on
investments
   and foreign currency transactions  (34,259,529)(12,115,192)(6,347,436)(2)(52,722,157)
-------------------------------------
Net operating loss                       (136,258)   (320,649)                 (456,907)
-----------------------------------------------------------------------------------------
                                        45,532,278           $           $
     Total Net Assets               $               35,273,944 (5,928,173)$   74,878,049
-----------------------------------------------------------------------------------------
Net Assets:
                                        35,125,743           $           $
   Class A Shares                   $               24,315,135 (5,928,173)$   53,512,705
                                    -----------------------------------------------------
   Class B Shares                    $   9,054,213$  8,456,416                17,510,629
                                    -----------------------------------------------------
   Class C Shares                                $$  2,502,393                 3,854,715
                                         1,352,322
-----------------------------------------------------------------------------------------
Shares Outstanding:
   Class A Shares                        3,681,852   3,108,361 51,741  (a)     6,841,954
                                    -----------------------------------------------------
                                    -----------------------------------------------------
   Class B Shares                          993,275   1,106,419192,415  (a)     2,292,109
                                    -----------------------------------------------------
                                    -----------------------------------------------------
   Class C Shares                          148,248     326,519 28,256  (a)       503,023
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Total Shares Outstanding                 4,823,375   4,541,299     272,412     9,637,086
-----------------------------------------------------------------------------------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                     May 31, 2002 (Unaudited) (continued)
May 31, 2002 (Unaudited)
Net Asset Value Per Share
   Class A Shares
                                    $             $           $           $
                                    9.54          7.82        -           7.82
                                    -----------------------------------------------------
   Class B Shares
                                    $             $           $           $
                                    9.12          7.64        -           7.64
                                    -----------------------------------------------------
   Class C Shares
                                    $             $           $           $
                                    9.12          7.66        -           7.66
                                    -----------------------------------------------------
Offering Price Per Share
   Class A Shares *
                                    $             $           $           $
                                    10.10         8.28        -           8.28
                                    -----------------------------------------------------
   Class B Shares
                                    $             $           $           $
                                    9.12          7.64        -           7.64
                                    -----------------------------------------------------
   Class C Shares
                                    $             $           $           $
                                    9.12          7.66        -           7.66
                                    -----------------------------------------------------
Redemption Proceeds Per Share
   Class A Shares
                                    $             $           $           $
                                    9.54          7.82        -           7.82
                                    -----------------------------------------------------
   Class B Shares **
                                    $             $           $           $
                                    8.62          7.22        -           7.22
                                    -----------------------------------------------------
   Class C Shares ***
                                    $             $           $           $
                                    9.03          7.58        -           7.58
                                    -----------------------------------------------------

Investments, at identified cost      $             $           $ (         $
                                    36,255,003    39,554,471  6,347,436)  69,462,038
-----------------------------------------------------------------------------------------
Investments, at tax cost             $             $           $           $
                                    36,255,003    39,554,471  (6,347,436) 69,462,038
-----------------------------------------------------------------------------------------


(1) Adjustment to eliminate investment in Federated Emerging Markets Fund due to proposed merger.
(2) Adjustment to recognize unrealized and realized gain/loss on investments in Federated Emerging Markets Fund.
* Computation of offering price per share 100/94.5 of net asset value.
** Computation of redemption price per share 94.5/100 of net asset value.
*** Computation of redemption price per share 99/100 of net asset value.

(a) Adjustments to reflect share balance as a result of combination.

(See Notes to Pro Forma Financial Statements)


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                  Six Months Ended May 31, 2002 (Unaudited)



                                                                     Federated    Federated
                                                       Federated    International International
                                                      International   Capital      Capital
                                         Federated      Capital     Appreciation  Appreciation
                                         Emerging     Appreciation   Pro Forma    Pro Forma
                                          Markets                   Adjustment
                                           Fund           Fund                     Combined
  Investment Income:
                                         $                       $   $
  Dividends                                 469,719 *          ---          ---    $ 469,719

  Interest                                   12,227          3,717          ---       15,944
                                        ------------  ------------- ------------  -----------
       Total investment income                                              ---
                                            481,946          3,717                   485,663
  Expenses:
                                                                        292,620
  Investment adviser fee                    305,645            ---             (a)   598,265
  Administrative personnel and                                         (91,994)
  services fee                               92,247         92,247             (b)    92,500
                                                                         40,859
  Custodian fees                            104,829          4,812             (c)   150,000
  Transfer and dividend disbursing
  agent
                                                                       (36,469)
    fees and expenses                        57,758         66,211             (d)    87,500
                                                                          (543)
  Directors' fees                               738            805             (e)     1,000
                                                                       (17,840)
  Auditing fees                               1,000         24,840             (f)     8,000
                                                                          (556)
  Legal fees                                  2,333          1,973             (g)     3,750
                                                                       (43,409)
  Portfolio accounting fees                  39,552         43,857             (h)    40,000
  Distribution services fee - Class B
  Shares                                     33,385         32,571                    65,956
  Distribution services fee - Class C
  Shares                                      5,451          9,464                    14,915
  Shareholder services fee - Class A
  Shares                                     48,184         30,243                    78,427
  Shareholder services fee - Class B
  Shares                                     11,128         10,857                    21,985
  Shareholder services fee - Class C
  Shares                                      1,817          3,155                     4,972
                                                                       (29,169)
  Share registration costs                   30,700         19,719             (i)    21,250
                                                                       (43,223)
  Printing and postage                       42,543         20,680             (j)    20,000
                                                                            495
  Insurance premiums                            ---            630             (k)     1,125
                                                                        (1,481)
  Taxes                                       1,975          1,506             (l)     2,000
                                                                          (258)
  Interest expense                              258            ---             (m)         0
                                                                        (4,551)
  Miscellaneous                               2,000          5,051             (n)     2,500
                                        ------------  ------------- ------------  -----------
       Total expenses                      $781,543       $368,621      $64,481   $1,214,645
                                        ------------  ------------- ------------  -----------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
             Six Months Ended May 31, 2002 (Unaudited (continued)

  Waivers and Reimbursements --
       Waiver of shareholder services                                    30,243
  fee - Class A Shares                          ---       (30,243)             (o)     -   0
       Waiver of shareholder services                                    10,857
  fee - Class B Shares                          ---       (10,857)             (p)     -   0
       Waiver of shareholder services                                     3,155
  fee - Class C Shares                          ---        (3,155)             (q)     -   0
                                       -------------  ------------- ------------  -----------
                                        ------------  ------------- ------------  -----------
  Total Waivers and Reimbursements                        (44,255)       44,255        -   0
                                                ---
                                        ------------  ------------- ------------  -----------
  Net Expenses                              781,543        324,366      108,736    1,214,645
                                        ------------  ------------- ------------  -----------
                                         $                       $   $             (728,982)
       Net operating loss                 (299,597)      (320,649)    (108,736)   $
                                        ------------  ------------- ------------  -----------
  Realized and Unrealized Loss on
  Investments and Foreign Currency
  Transactions:
  Net realized gain (loss) on                       *
  investments and foreign currency
  transactions                            4,299,213*   (2,465,947)          ---    1,833,266
  Net change in unrealized                                                         0,158,586
  appreciation (depreciation) of
  investments and translation of
  assets and liabilities in foreign
  currency                                4,909,854      5,248,732          ---   1
                                        ------------  ------------- ------------  -----------
                                       -------------  ------------- ------------  -----------
  Net realized and unrealized gain on     9,209,067      2,782,785          ---   11,991,852
  investments and foreign currency
  transactions
                                       -------------  ------------- ------------  -----------
  Change in net assets resulting from    $                       $   $
  operations                              8,909,470      2,462,136    (108,736)   $11,262,870
                                        ------------  ------------- ------------  -----------


*  Net of foreign taxes withheld $52,249.
** Net of foreign capital gain taxes withheld of $94,166).
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                  Six Months Ended May 31, 2002 (Unaudited)


a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Federated International Capital Appreciation Fund (the "Fund") for the period. FServ is required to maintain the records of the Fund and Federated Emerging Markets Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.
i)    Adjustment to reflect state registration costs for only the combined
      Fund.
j) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
k) Adjustment to reflect the insurance premium increase due to the combining of two portfolios into one.
l) Adjustment to reflect the tax fee reduction due to the combining of two portfolios into one.
m) Adjustment to reflect the reduction of interest expense, which is not a certainty in upcoming period.
n) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
o) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
p) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
q) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.



                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                    Explanatory Statements Pertaining to
                  Pro Forma Financial Statements (unaudited)
                              November 30, 2001

Basis of Combination

      The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations ("Pro Forma Financial Statements") reflect the accounts of Emerging Markets Fund and Federated International Capital Appreciation Fund (the "International Capital Appreciation Fund"), formerly, International Growth Fund, collectively ("the Funds"), for the period ended November 30, 2001. These statements have been derived from the books and records utilized in calculating daily net asset values at November 30, 2001.

      The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds, which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles applicable to management investment companies, which are disclosed in the historical financial statements of each fund.

      The Pro Forma Financial Statements give effect to the proposed exchange of assets of Emerging Markets Fund for shares of International Capital Appreciation Fund. Under generally accepted accounting principles, International Capital Appreciation Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

      The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs, which may change as a result of the reorganization, are currently undeterminable.

      For the period ended November 30, 2001, Emerging Markets Fund and the International Capital Appreciation Fund paid investment advisory fees computed at the annual rate of 1.25% and 1.25%, respectively, as a percentage of average daily net assets.

Shares of Beneficial Interest

      The Pro Forma net asset value per share assumes the issuance of 4,119,721 shares of the Federated International Capital Appreciation Fund's Class A Shares to the holders of 4,820,319 shares of the Federated Emerging Markets Fund's Class A Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 1,113,755 shares of the Federated International Capital Appreciation Fund's Class B Shares to the holders of 1,043,689 shares of the Federated Emerging Markets Fund's Class B Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.

      The Pro Forma net asset value per share assumes the issuance of 189,975 shares of the Federated International Capital Appreciation Fund's Class C Shares to the holders of 178,288 shares of the Federated Emerging Markets Fund's Class C Shares, which would be issued November 30, 2001, in connection with the proposed reorganization.





                  Pro Forma Combining Portfolio of Investments
                          November 30, 2001 (Unaudited)

                  Federated   Federated   Federated                                      Federated              Federated
                 InternationalInternationalInternational                                 International          International
                               Capital     Capital                                                               Capital
                            Appreciation Appreciation                                                          Appreciation
    Federated      Capital      Fund        Fund                             Federated    Capital                  Fund
    Emerging     Appreciation Pro Forma   Pro Forma                           Emerging  Appreciation            Pro Forma
  Markets Fund      Fund     Adjustment   Combined                         Markets Fund     Fund                 Combined
----------------------------------------------------------------------------------------------------------------------------
Common Stocks - 60.7%
Automobiles -- 2.2%

                                                    Denway Motors Ltd.          $481,098
                                         1,596,600                                                             $
1,596,600        -          -                                                               $      -           481,098
                                                    ------------------------
                                                    Hankook Tire                 240,095                            240,095
118,000          -          -            118,000    Manufacturing Co.                              -
                                                    ------------------------
                                                    Hyundai Motor Co.            929,464
46,400           -          -            46,400                                                    -                929,464
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  1,650,657                          1,650,657
                                                                                                   -
                                                    ------------------------------------------------------------------------
 Banking--7.2%
                                                    (1) Bangkok Bank             434,981
400,000          -          -            400,000    Public Co., Ltd.                               -                434,981
                                                    ------------------------
                                                    Bank Sinopac                 432,180
1,101,900        -          -            1,101,900                                                 -                432,180
                                                    ------------------------
                                                    Chinatrust Commercial        496,008
975,576          -          -            975,576    Bank                                           -                496,008
                                                    ------------------------
                                                    Equitable Banking Corp.      157,074
340,000          -          -            340,000                                                   -                157,074
                                                    ------------------------
                                                    Grupo Financiero BBVA        719,308
935,000          -          -            935,000    Bancomer, SA de CV                             -                719,308
                                                    ------------------------
                                                    Grupo Financiero             485,153
255,700          -          -            255,700    Banorte SA de CV                               -                485,153
                                                    ------------------------
                                                    Hana Bank                    513,368
47,000           -          -            47,000                                                    -                513,368
                                                    ------------------------
                                                    (1) Kookmin Bank             790,647
20,460           -          -            20,460                                                    -                790,647
                                                    ------------------------
                                                    Public Bank BHD              431,158
640,000          -          -            640,000                                                   -                431,158
                                                    ------------------------
                                                    Standard Bank                429,495
151,500          -          -            151,500    Investment Corp. Ltd.                          -                429,495
                                                    ------------------------
                                                    (1) Turkiye Garanti          415,314
292,500,000      -          -            292,500,000Bankasi AS                                     -                415,314
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 5,304,686                          5,304,686
                                                                                                   -
                                                    ------------------------------------------------------------------------
Capital Goods--2.3%
                                                    ------------------------
                                                    Larsen & Toubro Ltd.         192,703                            192,703
45,000           -          -            45,000                                                    -
                                                    ------------------------
                                                    Phoenixtec Power Co.         732,583
1,073,000        -          -            1,073,000  Ltd.                                           -                732,583
                                                    ------------------------
                                                    Remgro Ltd.                  317,049
52,000           -          -            52,000                                                    -                317,049
                                                    ------------------------
                                                    Sime Darby BHD               482,384
411,000          -          -            411,000                                                   -                482,384
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 1,724,719                          1,724,719
                                                                                                   -
                                                    ------------------------------------------------------------------------
Commercial Services & Supplies--0.3%
                                                    ------------------------------------------------------------------------
                                                    EnkaHolding Yatirim          206,559                            206,559
2,600,000        -          -            2,600,000                                                 -
                                                    ------------------------------------------------------------------------

Consumer Durables & Apparel--1.0%
                                                    ------------------------
                                                    LG Electronics, Inc.         193,415                            193,415
11,250           -          -            11,250                                                    -
                                                    ------------------------
                                                    Pihsiang Machinery           541,691
165,000          -          -            165,000    Manufacturing Co. Ltd.                         -                541,691
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                    735,106                            735,106
                                                                                                   -
                                                    ------------------------------------------------------------------------
Diversified Financials--1.3%
                                                    ------------------------
                                                    African Bank                 174,078                            174,078
220,000          -          -            220,000    Investments Ltd.                               -
                                                    ------------------------
                                                    (1) National Finance
1,885,000        -          -            1,885,000  Public Co. Ltd.              459,337           -                459,337
                                                    ------------------------
                                                    Yuanta Core Pacific
515,500          -          -            515,500    Securities Co.               314,512           -                314,512
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                   947,927                            947,927
                                                                                                   -
                                                    ------------------------------------------------------------------------
Energy Sources--4.6%
                                                    ------------------------
                                                    Lukoil Holding Co., ADR      334,701                            334,701
7,500            -          -            7,500                                                     -
                                                    ------------------------
                                                    MOL Magyar Olaj-es           224,752                            224,752
12,500           -          -            12,500     Gazipari RT                                    -
                                                    ------------------------
                                                    (1) PTT Exploration          637,668                            637,668
                                          00,000    and Production Public
800,000          -          -            8          Co.                                            -
                                                    ------------------------
                                                    Petroleo Brasileiro          982,125
48,500           -          -            48,500     SA, ADR                                        -                982,125
                                                    ------------------------
                                                    (1) Wah Sang Gas             246,318
2,260,000        -          -            2,260,000  Holdings Ltd.                                  -                246,318
                                                    ------------------------
                                                    YUKOS                        933,040
218,000          -          -            218,000                                                   -                933,040
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  3,358,604                          3,358,604
                                                                                                   -
                                                    ------------------------------------------------------------------------
Food Beverage & Tobacco--1.7%
                                                    ------------------------
                                                    Cheil Jedang Corp.           242,902                            242,902
7,000            -          -            7,000                                                     -
                                                    ------------------------
                                                    Global Bio-chem              566,391
                                         1,636,000  Technology Group Co.
1,636,000        -          -                       Ltd.                                           -                566,391
                                                    ------------------------
                                                    Guiness Ghana Ltd.             1,845
14,480           -          -            14,480                                                    -                  1,845
                                                    ------------------------
                                                    (1) International            224,064
32,100           -          -            32,100     Foods Co. (Hostess)                            -                224,064
                                                    ------------------------
                                                    South African                236,928
36,100           -          -            36,100     Breweries PLC                                  -                236,928
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  1,272,130                          1,272,130
                                                                                                   -
                                                    ------------------------------------------------------------------------
Hotels Restaurants & Leisure--1.2%
                                                    ------------------------
                                                    Genting Berhad               490,000                            490,000
190,000          -          -            190,000                                                   -
                                                    ------------------------
                                                    (1) TravelSky
546,000          -          -            546,000    Technology Ltd.              416,561           -                416,561
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                   906,561                            906,561
                                                                                                   -
                                                    ------------------------------------------------------------------------
Household & Personal Products--0.8%
                                                    ------------------------------------------------------------------------
                                                    Hindustan Lever Ltd.         574,674                            574,674
131,100          -          -            131,100                                                   -
                                                    ------------------------------------------------------------------------
 Insurance--0.8%
                                                    Enterprise Insurance
11,000           -          -            11,000     Co., Ltd.                      4,677           -                  4,677
                                                    ------------------------
                                                    Liberty Life
                                          6,500     Association of Africa                          -
56,500           -          -            5          Ltd.                         307,184                            307,184
                                                    ------------------------
                                                    Sanlam Ltd.
282,000          -          -            282,000                                 247,503           -                247,503
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                   559,364                            559,364
                                                                                                   -
                                                    ------------------------------------------------------------------------
 Materials--6.8%
                                                    Anglo American PLC
34,000           -          -            34,000                            511,651      -                           511,651
                                                    ------------------------
                                                    Anglo American
6,700            -          -            6,700      Platinum Corp. Ltd.    234,435      -                           234,435
                                                    ------------------------
                                                    Associated Cement
86,300           -          -            86,300     Companies Ltd.         307,263      -                           307,263
                                                    ------------------------
                                                    Billiton PLC
75,000           -          -            75,000                            357,524      -                           357,524
                                                    ------------------------
                                                    Cemex SA de CV, ADR
27,000           -          -            27,000                            681,480      -                           681,480
                                                    ------------------------
                                                    (1) Cemex SA de CV,
10,000           -          -            10,000     Warrants               3,782        -                             3,782
                                                    ------------------------
                                                    Cherepovets MK
8,000            -          -            8,000      Severstal              316,000      -                           316,000
                                                    ------------------------
                                                    Formosa Plastic Corp.
208,000          -          -            208,000                           172,830      -                           172,830
                                                    ------------------------
                                                    Gold Fields Ltd.
59,300           -          -            59,300                            271,744      -                           271,744
                                                    ------------------------
                                                    Harmony Gold Mining
47,700           -          -            47,700     Co. Ltd.               270,917      -                           270,917
                                                    ------------------------
                                                    Honam Petrochem Corp.
29,500           -          -            29,500                            333,853      -                           333,853
                                                    ------------------------
                                                    Impala Platinum
8,500            -          -            8,500      Holdings Ltd.          354,854      -                           354,854
                                                    ------------------------
                                                     (1) JSC Mining and
                                         16,923     Smelting Co. Norilsk
16,923           -          -                       Nickel, ADR            227,296      -                           227,296
                                                    ------------------------
                                                    (1) OMZ Gruppa
79,000           -          -            79,000     Uralmash-Izhora, ADR   312,050      -                           312,050
                                                    ------------------------
                                                    Pohang Iron and Steel
2,920            -          -            2,920      Co. Ltd.               246,404      -                           246,404
                                                    ------------------------
                                                    Votorantim Celulose e
27,300           -          -            27,300     Papel SA, ADR          410,865      -                           410,865
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 5,012,948                          5,012,948
                                                                                                   -
                                                    ------------------------------------------------------------------------
 Media--1.3%
                                                    (1) Grupo Televisa SA,       496,210
14,300           -          -            14,300     GDR                                            -                496,210
                                                    ------------------------
                                                    TV Azteca SA de CV, ADR      486,760
86,000           -          -            86,000                                                    -                486,760
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                    982,970                            982,970
                                                                                                   -
                                                    ------------------------------------------------------------------------
Pharmaceuticals & Biotechnology--2.9%
                                                    ------------------------
                                                    (1) Dr. Reddy's              198,880                            198,880
11,300           -          -            11,300     Laboratories Ltd., ADR                         -
                                                    ------------------------
                                                    Gedeon Richter RT
5,000            -          -            5,000                                   277,714           -                277,714
                                                    ------------------------
                                                    (1) Ranbaxy
34,800           -          -            34,800     Laboratories Ltd.            546,250           -                546,250
                                                    ------------------------
                                                    (1) Taro
                                         18,300     Pharmaceutical                                 -
18,300           -          -                       Industries Ltd.              660,996                            660,996
                                                    ------------------------
                                                    Teva Pharmaceutical
7,700            -          -            7,700      Industries Ltd., ADR         450,450           -                450,450
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 2,134,290                          2,134,290
                                                                                                   -
                                                    ------------------------------------------------------------------------
Real Estate--0.4%
                                                    ------------------------------------------------------------------------
                                                    (2) Beijing North Star       261,808
1,230,000        -          -            1,230,000  Co. Ltd., Class H                              -                261,808
                                                    ------------------------------------------------------------------------
 Retailing--0.9%
                                                    Courts Mammoth Berhad
297,000          -          -            297,000                                 259,484           -                259,484
                                                    ------------------------
                                                    Wal-Mart de Mexico SA
174,800          -          -            174,800    de CV                        421,749           -                421,749
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                   681,233                            681,233
                                                                                                   -
                                                    ------------------------------------------------------------------------
Software & Services--1.7%
                                                    ------------------------
                                                    (1) Check Point              613,600                            613,600
                                         16,000     Software Technologies
16,000           -          -                       Ltd.                                           -
                                                    ------------------------
                                                    Infosys Technologies
2,600            -          -            2,600      Ltd.                         211,339           -                211,339
                                                    ------------------------
                                                    (1) Satyam Computer
42,600           -          -            42,600     Services Ltd., ADR           408,960           -                408,960
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 1,233,899                          1,233,899
                                                                                                   -
                                                    ------------------------------------------------------------------------
Technology Hardware & Equipment--10.0%
                                                    ------------------------
                                                    Asustek Computer, Inc.       351,540                            351,540
88,000           -          -            88,000                                                    -
                                                    ------------------------
                                                    (1) Au Optronics Corp.       466,299
642,000          -          -            642,000                                                   -                466,299
                                                    ------------------------
                                                    (1) AudioCodes Ltd.          335,944
85,700           -          -            85,700                                                    -                335,944
                                                    ------------------------
                                                    DaeDuck GDS Co. Ltd.         266,435
32,800           -          -            32,800                                                    -                266,435
                                                    ------------------------
                                                    Hon Hai Precision            564,497
134,000          -          -            134,000    Industry Co. Ltd.                              -                564,497
                                                    ------------------------
                                                    (1) IDIS Co. Ltd.            205,836
18,000           -          -            18,000                                                    -                205,836
                                                    ------------------------
                                                    MediaTek, Inc.               555,375                            555,375
47,200           -          -            47,200                                                    -
                                                    ------------------------
                                                    Samsung                      231,364                            231,364
7,700            -          -            7,700      Electro-Mechanics Co.                          -
                                                    ------------------------
                                                    Samsung Electronics Co.    2,042,461
11,880           -          -            11,880                                                    -              2,042,461
                                                    ------------------------
                                                    (1) Taiwan                 1,461,561
                                          89,136    Semiconductor
689,136          -          -            6          Manufacturing Co.                              -              1,461,561
                                                    ------------------------
                                                    United                       615,107
536,000          -          -            536,000    Microelectronics Corp.                         -                615,107
                                                    ------------------------
                                                    Via Technologies, Inc.       224,346
66,000           -          -            66,000                                                    -                224,346
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  7,320,765                          7,320,765
                                                                                                   -
                                                    ------------------------------------------------------------------------
Telecommunication Services--11.4%
                                                    ------------------------
                                                    Advanced Information         224,009                            224,009
215,000          -          -            215,000    Service PCL                                    -
                                                    ------------------------
                                                     (1) Amdocs Ltd.             545,655
16,500           -          -            16,500                                                    -                545,655
                                                    ------------------------
                                                    America Movil SA de          617,660
35,600           -          -            35,600     CV, Class L, ADR                               -                617,660
                                                    ------------------------
                                                    (1) China Mobile (Hong     1,222,270
346,000          -          -            346,000    Kong) Ltd.                                     -              1,222,270
                                                    ------------------------
                                                     (1) China Unicom Ltd.       570,597
500,000          -          -            500,000                                                   -                570,597
                                                    ------------------------
                                                    Korea Telecom Corp.          545,238                            545,238
13,020           -          -            13,020                                                    -
                                                    ------------------------
                                                    Korea Telecom Corp.,         197,625                            197,625
8,500            -          -            8,500      ADR                                            -
                                                    ------------------------
                                                    Matav RT                     490,271
150,000          -          -            150,000                                                   -                490,271
                                                    ------------------------
                                                    (1) Mobile                   213,540                            213,540
6,000            -          -            6,000      Telesystems, ADR                               -
                                                    ------------------------
                                                    SK Telecom Co. Ltd.        1,041,009                          1,041,009
5,000            -          -            5,000                                                     -
                                                    ------------------------
                                                    Tele Celular Sul             346,476
250,000,000      -          -            250,000,000Participacoes SA                               -                346,476
                                                    ------------------------
                                                    Telefonos de Mexico,       1,427,526
42,600           -          -            42,600     Class L, ADR                                   -              1,427,526
                                                    ------------------------
                                                    Telekomunikacja Polska       687,582
186,000          -          -            186,000    SA                                             -                687,582
                                                    ------------------------
                                                    Telesp Participacoes SA      283,393
24,000,000       -          -            24,000,000                                                -                283,393
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  8,412,851                          8,412,851
                                                                                                   -
                                                    ------------------------------------------------------------------------
Transportation--0.3%
                                                    ------------------------------------------------------------------------
                                                    Bangkok Expressway           220,815                            220,815
1,010,000        -          -            1,010,000  Public Co. Ltd.                                -
                                                    ------------------------------------------------------------------------
 Utilities--1.6%
                                                    CEZ AS                       151,952
70,103           -          -            70,103                                                    -                151,952
                                                    ------------------------
                                                    Korea Electric Power         533,180
53,000           -          -            53,000     Corp., ADR                                     -                533,180
                                                    ------------------------
                                                    RAO Unified Energy           490,620
34,000           -          -            34,000     System, ADR                                    -                490,620
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total                  1,175,752                          1,175,752
                                                                                                   -
                                                    ------------------------------------------------------------------------
                                                        Total Common          44,678,318           0             44,678,318
                                                    Stocks (identified
                                                    cost $40,613,163)
                                                                           -------------------------------------------------
Preferred Stocks - 3.1%
 Banks--0.5%
                                                    Banco Itau SA,               386,938
5,600,000        -          -            5,600,000  Preference                                     -                386,938
                                                    ------------------------------------------------------------------------
Food Beverage &
Tobacco--0.2%
                                                    -------------------------------------------------
                                                    Perdigao SA, Preference      167,861                            167,861
28,100           -          -            28,100                                                    -
                                                    -------------------------------------------------
 Materials--0.4%
                                                    Gerdau SA, Preference
35,000,000       -          -            35,000,000                              306,651           -                306,651
                                                    -------------------------------------------------
Telecommunication
Services--1.6%
                                                    ------------------------
                                                    (1) Celular CRT              531,413                            531,413
2,740,000        -          -            2,740,000                                                 -
                                                    ------------------------
                                                    (1) Telemar Norte
                                         30,975,500 Leste SA, (Series A),                          -
30,975,500       -          -                       Preference                   661,205                            661,205
                                                    ------------------------
                                                                           -------------------------------------------------
                                                         Total                 1,192,618                          1,192,618
                                                                                                   -
                                                    ------------------------------------------------------------------------
 Utilities--0.4%
                                                    Companhia Energetica         243,011
                                         20,000,000 de Minas Gerais,
20,000,000       -          -                       Preference                                     -                243,011
                                                    ------------------------
                                                                           -------------------------------------------------
                                                        Total Preferred        2,297,079           0              2,297,079
                                                    Stocks (identified
                                                    cost $2,111,740)
                                                    ------------------------------------------------------------------------
Corporate Bonds--0.0%
 Materials--0.0%
                                             $15,900Companhia Vale Do Rio
                                                    Doce, Conv. Deb.,                              -
          $15,900                                   12/12/2009 (identified
                 -          -                       cost $137)                        63                                 63
                                                    ------------------------------------------------------------------------
                                                    Payment in Kind                                             (8,336,975)
Mutual Funds - 46.3%
                                                    Federated Asia Pacific
-                1,387,083  1,387,083    1,387,083  Growth Fund, Class A               -   8,946,687              8,946,687
                                              -     Federated Emerging                               8,336,975)
-                1,047,359  (1,047,359)             Markets Fund, Class A              -   8,336,975(               -
                                                    Federated European
-                954,134    954,134      954,134    Growth Fund, Class A               -  10,600,424             10,600,424
                                                    Federated
                 349,531                 349,531    International Small
-                           349,531                 Company Fund, Class A              -   6,127,276              6,127,276
                                                    ------------------------------------------------------------------------
                                                    Total Mutual Funds                               8,336,975)
                                                    (identified cost
                                                    $31,473,831)                       -  34,011,362(            25,674,387
                                                    ------------------------------------------------------------------------
Repurchase Agreement
(3)--4.7%
                                                    ------------------------------------------------------------------------
       $3,430,000                         $3,430,000Salomon Brothers,          3,430,000                          3,430,000
                                                    Inc., 2.15%, dated
                                                    11/30/2001, due
                 $          $                       12/3/2001 (at
                 -          -                       amortized cost)                                -
                                                    ------------------------------------------------------------------------
                                                        Total Investments                           $(8,336,975)(5)
                                                    (identified cost
                            -                       $77,628,871)(4)          $50,405,460 $34,011,362            $76,079,847
----------------------------------------------------------------------------------------------------------------------------



(1) Non-income producing security.
(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Directors. At November 30, 2001, this security amounted to $261,808 which represents 0.3% of net assets.
(3) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.
(4) The cost of investments for federal tax purposes amounts to $79,369,352. The net unrealized depreciation of investments on a federal tax basis amounts to $3,289,505 which is comprised of $5,184,606 appreciation and $8,474,111 depreciation at November 30, 2001.
(5) Adjustment to eliminate investment in Federated Emerging Markets Fund, which is being eliminated due to, proposed merger.

Note: The categories of investments are shown as a percentage of net assets ($73,533,570) at November 30, 2001.
The following acronyms are used throughout this portfolio:
ADR - American Depositary Receipt
GDR - Global Depository Receipt


                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                        November 30, 2001 (Unaudited)

                                                                     Federated    Federated
                                                     Federated   International    International
                                                   International    Capital          Capital
                                        Federated     Capital     Appreciation    Appreciation
                                         Emerging   Appreciation   Pro Forma        Pro Forma
                                       Markets Fund     Fund       Adjustment       Combined
                                       -----------------------------------------  --------------
Assets:
----------------------------------------
                                                      $34,011,362
Investments in securities, at value     $50,405,460              $(8,336,975)(1)    $76,079,847
----------------------------------------
Cash                                        379,934             -             -         379,934
----------------------------------------
Cash denominated in foreign currency
(identified cost $397,881)                  398,392             -             -         398,392
----------------------------------------
Income receivable                            53,363             7             -          53,370
----------------------------------------
Receivable for Investments sold           1,337,577       300,000             -       1,637,577
----------------------------------------
Receivable for shares sold                  334,112        10,473             -         344,585
----------------------------------------
Net receivable for foreign currency          12,030             -             -          12,030
exchange contracts
----------------------------------------
Deferred organizational costs                     -         5,680             -           5,680
--------------------------------------------------------------------------------  --------------
     Total assets                        52,920,868    34,327,522   (8,336,975)      78,911,415
--------------------------------------------------------------------------------  --------------
Liabilities:
----------------------------------------
Payable for investments purchased         2,420,905             -             -       2,420,905
----------------------------------------
Payable for shares redeemed               2,694,427        95,269             -       2,789,696
----------------------------------------
Payable to bank                                   -         4,397             -           4,397
----------------------------------------
Accrued expenses                            122,244        40,603             -         162,847
--------------------------------------------------------------------------------  --------------
     Total liabilities                    5,237,576       140,269             -       5,377,845
--------------------------------------------------------------------------------  --------------

Net Assets                              $47,683,292   $34,187,253  $(8,336,975)     $73,533,570
--------------------------------------------------------------------------------  --------------
Net Assets Consists of:
----------------------------------------

Paid in capital                         $81,817,728   $53,310,441           ---     135,128,169
----------------------------------------
Net unrealized appreciation               4,260,967   (9,473,943)  3,674,499(2)     (1,538,477)
(depreciation) of investments and
translation of assets and liabilities
in foreign currency
----------------------------------------
Accumulated net realized loss on                      (9,649,245)(12,011,474)(2)   (60,219,461)
investment and foreign currency
transactions                           (38,558,742)
----------------------------------------
Undistributed net investment income         163,339             -                       163,339
--------------------------------------------------------------------------------  --------------
     Total Net Assets                                 $34,187,253  $(8,336,975)     $73,533,570
                                        $47,683,292
--------------------------------------------------------------------------------  --------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
           Pro Forma Combining Statements of Assets and Liabilities
                  November 30, 2001 (Unaudited) (continued)

Net Assets:

   Class A Shares                       $38,356,453   $22,654,243  $(8,336,975)     $52,673,721
                                       -----------------------------------------  --------------
   Class B Shares                        $7,965,159    $8,950,453                   $16,915,612
                                       -----------------------------------------  --------------
   Class C Shares                        $1,361,680    $2,582,557                    $3,944,237
--------------------------------------------------------------------------------  --------------

Shares Outstanding:
                                                                      (700,598)
   Class A Shares                         4,820,319     3,105,859              (a)    7,225,580
                                       -----------------------------------------  --------------
                                                                         70,066
   Class B Shares                         1,043,689     1,251,310              (a)    2,365,065
                                       -----------------------------------------  --------------
   Class C Shares                           178,288       360,060        11,687         550,035
                                                                               (a)
--------------------------------------------------------------------------------  --------------
Total Shares Outstanding                  6,042,296     4,717,229     (618,845)      10,140,680
--------------------------------------------------------------------------------  --------------

Net Asset Value Per Share
   Class A Shares                             $7.96         $7.29                         $7.29
                                       -----------------------------------------  --------------
   Class B Shares                             $7.63         $7.15                         $7.15
                                       -----------------------------------------  --------------
   Class C Shares                             $7.64         $7.17                         $7.17
--------------------------------------------------------------------------------  --------------
Offering Price Per Share
   Class A Shares*                            $8.42         $7.71                         $7.71
                                       -----------------------------------------  --------------
   Class B Shares                             $7.63         $7.15                         $7.15
                                       -----------------------------------------  --------------
   Class C Shares                             $7.64         $7.17                         $7.17
--------------------------------------------------------------------------------  --------------
Redemption Proceeds Per Share
   Class A Shares                             $7.96         $7.29                         $7.29
                                       -----------------------------------------  --------------
   Class B Shares**                           $7.21         $6.76                         $6.76
                                       -----------------------------------------  --------------
   Class C Shares***                          $7.56         $7.10                         $7.10
--------------------------------------------------------------------------------  --------------


Investments, at identified cost         $46,155,040   $43,485,305 $(12,011,474)     $77,628,871
--------------------------------------------------------------------------------  --------------
Investments, at tax cost                              $44,138,376 $(12,011,474)     $79,369,352
                                        $47,242,450
--------------------------------------------------------------------------------  --------------



(1) Adjustment to eliminate investment in Federated Emerging Markets Fund due to proposed merger.

(2) Adjustment to recognize unrealized and realized gain/loss on investments in Federated Emerging Markets Fund.


*    Computation of offering price per share 100/94.5 of net asset value.
**   Computation of redemption price per share 94.5/100 of net asset value.
***  Computation of redemption price per share 99.0/100 of net asset value.

(a) Adjustment to reflect share balance as a result of the combination. (See Notes to Pro Forma Financial Statements)

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)



                                                                 Federated      Federated
                                                    Federated    International  International
                                                    InternationalCapital        Capital
                                    Federated       Capital      Appreciation   Appreciation
                                    Emerging        Appreciation Pro Forma      Pro Forma
                                    Markets Fund    Fund         Adjustment     Combined
                                    -------------  ------------------------  --------------
                                                   ------------
Investment Income:
Dividends                             $1,049,620 *  $   -      $   -            $1,049,620
Interest                                 144,995        42,757           -         187,752
                                    -------------  ------------------------  --------------
     Total investment income           1,194,615        42,757                   1,237,372
Expenses:
                                                                   490,725
Investment adviser fee                   705,804             -            (a)    1,196,529
Administrative personnel and                                     (185,000)
services fee                             185,000       185,000            (b)      185,000
                                                                   105,964
Custodian fees                           185,812         9,224            (c)      301,000
Transfer and dividend disbursing
agent
                                                                 (141,823)
  fees and expenses                      180,571       136,252            (d)      175,000
                                                                   (1,791)
Directors' fees                            1,815         1,976            (e)        2,000
                                                                  (24,901)
Auditing fees                             17,840        23,061            (f)       16,000
                                                                     (276)
Legal fees                                 3,591         4,185            (g)        7,500
                                                                  (79,853)
Portfolio accounting fees                 81,593        78,260            (h)       80,000
Distribution services fee -  Class
B Shares                                  77,336        89,890           -         167,226
Distribution services fee -  Class
C Shares                                  14,700        28,013           -          42,713
Shareholder services fee - Class A                                (21,593)
Shares                                   110,482        80,437            (i)      169,326
Shareholder services fee - Class B
Shares                                    25,779        29,964           -          55,743
Shareholder services fee - Class C
Shares                                     4,900         9,337           -          14,237
                                                                  (37,499)
Share registration costs                  38,140        41,859            (j)       42,500
                                                                  (39,869)
Printing and postage                      41,586        38,283            (k)       40,000
                                                                     (239)
Insurance premiums                         1,252         1,237            (l)        2,250
                                                                   (1,704)
Taxes                                      4,447         1,257            (m)        4,000
                                                                   (1,534)
Interest Expense                           1,534             -            (n)            -
                                                                  (10,634)
Miscellaneous                              4,094        11,540            (o)        5,000
                                    -------------  ------------------------  --------------
     Total expenses                   $1,686,276      $769,775     $49,973      $2,506,024
                                    -------------  ------------------------  --------------

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
                 Pro Forma Combining Statements of Operations
             Year Ended November 30, 2001 (Unaudited) (continued)
Waivers and Expense Reductions --
     Waiver of investment adviser                               $(382,049)
fee                                   $(153,996)             -            (p)   $(536,045)
     Waiver of shareholder services                                 80,437
fee - Class A Shares                           -      (80,437)            (q)            -
     Waiver of shareholder services                                 29,964
fee - Class B Shares                           -      (29,964)            (r)            -
     Waiver of shareholder services                                  9,337
fee - Class C Shares                           -       (9,337)            (s)            -
     Reimbursement of investment                                        72
adviser fee                                    -          (72)            (t)            -
     Fees paid indirectly for                                      170,395
broker arrangements                            -     (170,395)            (u)            -
                                    -------------  ------------------------  --------------
Total Waivers and Expense Reductions   (153,996)     (290,205)    (91,844)       (536,045)
                                    -------------  ------------------------  --------------
Net Expenses                           1,532,280       479,570    (41,871)       1,969,979
                                    -------------  ------------------------  --------------
     Net investment income            $(337,665)    $(436,813)     $41,871      $(732,607)
                                    -------------  ------------------------  --------------
Realized and Unrealized Gain (Loss)
on Investments:
Net realized loss on investments
and foreign currency transactions   (12,755,873)** (7,396,745)           -    (20,152,618)
Realized capital gain distribution
from other investment companies                -     1,598,218           -       1,598,218
Net change in unrealized
appreciation (depreciation) of                      7,286,302)
investments and translation of
assets and liabilities in foreign
currency                               6,547,077   (                     -       (739,225)
                                    -------------  ------------------------  --------------
     Net realized and unrealized
gain (loss) on investments
                                                                         -
and foreign currency                 (6,208,796)   (13,084,829)               (19,293,625)
                                    -------------  ------------------------  --------------
          Change in net assets                      $              $41,871
resulting from operations           $(6,546,461)   (13,521,642)              $(20,026,232)
                                    -------------  ------------------------  --------------


*  Net of foreign taxes withheld $79,676.
**  Net of foreign capital gain taxes withheld of $33,426.
(See Legend to Pro Forma Adjustments on the following page)
(See Notes to Pro Forma Financial Statements)

                       Federated Emerging Markets Fund
              Federated International Capital Appreciation Fund
            Notes to Pro Forma Combining Statements of Operations
                   Year Ended November 30, 2001 (Unaudited)

(a) Federated Global Investment Management Corp. (the "Adviser") receives for its services an annual investment adviser fee equal to 1.25% of the Funds' average daily net assets.
(b) Adjustment to reflect the administration fee reduction due to the combining of two portfolios into one.
(c) The custodian fee is based on a percentage of assets, plus out-of-pocket expenses.
(d) Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company, serves as transfer and dividend disbursing agent for the Funds. The fee paid to FServ is based on the level of average aggregate net assets of the Federated International Capital Appreciation Fund (the "Fund") for the period. FServ is required to maintain the records of the Fund and Federated Emerging Markets Fund for a period of one year after the merger date. The decrease is due to the combining of two portfolios into one.
(e) Adjustment to reflect the Director's fee reduction due to the combining of two portfolios into one.
(f) Adjustment to reflect the Auditing fee reduction due to the combining of two portfolios into one.
(g) Adjustment to reflect the Legal fee reduction due to the combining of two portfolios into one.
(h) FServ provides the Funds with certain fund accounting services. The fee paid to FServ is based on the level of average net assets of the Fund plus out-of-pocket expenses for the period.
(i) Adjustment to reflect the Shareholder services fee reduction due to the combining of two portfolios into one.
(j)   Adjustment to reflect state registration costs for only the combined
      Fund.
(k) Adjustment to reflect the printing and postage fee reduction due to the combining of two portfolios into one.
(l) Adjustment to reflect the insurance premium reduction due to the combining of two portfolios into one.
(m) Adjustment to reflect the taxes fee reduction due to the combining of two portfolios into one.
(n) Adjustment to reflect the reduction of interest expense, which is not a certainty in upcoming period.
(o) Adjustment to reflect the miscellaneous expense reduction due to the combining of two portfolios into one.
(p) Adjustment to reflect waiver of investment adviser fee being brought in line based on the combined average net asset of funds.
(q) Adjustment to reflect reduction of waiver of Class A shareholder services fee, which is no longer applicable.
(r) Adjustment to reflect reduction of waiver of Class B shareholder services fee, which is no longer applicable.
(s) Adjustment to reflect reduction of waiver of Class C shareholder services fee, which is no longer applicable.
(t) Adjustment to reflect the reduction of the Adviser fee reimbursement, which is not a certainty in upcoming period.
(u) Adjustment to reflect reduction of fees paid indirectly for broker arrangements, which is not a certainty in upcoming period.






i:\federated board funds\federated world investment series, inc\disclosure work in process\femf 485a\wrap1_fapgf.doc
                   FEDERATED WORLD INVESTMENT SERIES, INC.

                       Federated Emerging Markets Fund



Investment Adviser
FEDERATED GLOBAL INVESTMENT
MANAGEMENT CORP.
175 Water Street
New York, NY  10038-4965

Distributor
FEDERATED SECURITIES CORP.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Administrator
FEDERATED SERVICES COMPANY
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Directors and officers of the Registrant pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Insofar as  indemnification  for  liabilities  may be  permitted  pursuant  to
Section 17 of the Investment Company Act of 1940 for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the
Articles of Incorporation or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Articles of Incorporation or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made
(i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Director, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1   Conformed copy of Articles of Incorporation of the Registrant (1)
1.2   Conformed copy of Amendment No. 5 to the Articles of Incorporation (5)
1.3   Conformed copy of Amendment No. 7 to the Articles of Incorporation (15)
1.4   Conformed copy of Amendment No. 8 to the Articles of Incorporation (15)
1.5   Conformed copy of Amendment No. 9 to the Articles of Incorporation (16)
1.6   Conformed copy of Amendment Nos. 10-11 to the Articles of Incorporation
      (17)
1.7   Conformed copy of Amendment No. 12 to the Articles of Incorporation (18)

2.1   Copy of By-laws of the Registrant (1)
2.2   Copy of Amendment #1 to the By-Laws of the Registrant (15)
2.3   Copy of Amendment #2 to the By-Laws of the Registrant (15)
2.4   Copy of Amendment #3 to the By-Laws of the Registrant (15)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Appendix A to the Combined Prospectus/Proxy Statement and Prospectus of this Registration Statement *

5. Copies of Specimen Certificates for Shares of Capital Stock of Federated World Utility Fund, Federated Asia Pacific Growth Fund, Federated Emerging Markets Fund, Federated European Growth Fund, Federated International Small Company Fund, and Federated Latin American Growth Fund (7)
5.1 Copies of Specimen Certificates for Shares Beneficial Interest of Federated International High Income Fund (8)

6.1 Conformed copy of Investment Advisory Contract of the Registrant through and including Exhibit F thereto (5)
6.2   Conformed copy of Assignment of Investment Advisory Contract (3)
6.3 Conformed copy of Exhibit G to Investment Advisory Contract of the Registrant (8)
6.4 Conformed copy of Exhibit H to Investment Advisory Contract of the Registrant (10)
6.5 Conformed copy of Exhibit I to Investment Advisory Contract of the Registrant (13)
6.6 Conformed copy of Exhibit J to Investment Advisory Contract of the Registrant (14)
6.7   Conformed copy of Sub-Advisory Agreement of the Registrant  (14)
6.8   Conformed copy of Sub-Advisor Agreement for Federated Global Equity
      Fund (19)

7.1 Conformed copy of Distributor's Contract of the Registrant through and including Exhibit S thereto (5)
7.2 Conformed copy of Exhibits T, U, and V to the Distributor's Contract of the Registrant (8)
7.3 Conformed copy of Exhibits W, X, and Y to the Distributor's Contract of the Registrant (9)
7.4 Conformed copy of Exhibit Z and Exhibit AA to the Distributor's Contract of the Registrant (13)
7.5 Conformed copy of Exhibit BB and Exhibit CC to Distributor's Contract of the Registrant; (14)
7.6 Conformed copy of Distributor's Contract of the Registrant (Class B Shares) (14)
7.7   Copy of Schedule A to Distributor's Contract (Class B Shares) (16)
7.8 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares)
7.9 The Registrant hereby incorporates the conformed copy of the Specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 23(e) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8.    Not Applicable

9.1   Conformed copy of Custodian Agreement of the Registrant (3)
9.2   Conformed copy of Custodian Fee Schedule (10)
9.3   Addendum to Custodian Fee Schedule (10)
9.4   Conformed copy of Domestic Custodian Fee Schedule (11)
9.5   Conformed copy of Global Custodian Fee Schedule (11)
9.6   Addendum to Global Custodian Fee Schedule (11)

10.1 Conformed copy of the Distribution Plan of the Registrant through and including Exhibit R thereto (5)
10.2 Conformed copy of Exhibits S, T, and U to the Rule 12b-1 Distribution Plan of the Registrant (8)
10.3 Conformed copy of Exhibits V, W, and X to the Rule 12b-1 Distribution Plan of the Registrant (9)
10.4 Conformed copy of Exhibit Y and Z to the 12b-1 Distribution Plan of the Registrant (13)
10.5 Conformed copy of Exhibit AA and Exhibit BB to the 12b-1 Distribution Plan of the
      Registrant (14)
10.6 Copy of Schedule A to the Distribution Plan (Class B Shares) of the Registrant (16)

11. Form of Opinion and Consent of Counsel regarding legality of shares being issued (21)

12. Opinion regarding tax consequences of Reorganization (To be filed by Amendment)

13.1  Conformed copy of Amended and Restated Shareholder Services Agreement
      (14)
13.2 Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Transfer Agency Services, and Custody Services Procurement
      (14)
13.3 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares) (14)
13.4  Conformed copy of Shareholder Services Agreement (Class B Shares) (14)
13.5 The responses described in Item 23(e)(viii) are hereby incorporated by reference.
13.6  Copy of Schedule A to Shareholder Services Agreement (Class B Shares)
      (16)
13.7  Copy of Schedule A to Principal Servicer's Agreement (Class B Shares)
      (16)
13.8  Copy of Amended and Restated Shareholder Services Agreement Exhibit (16)
13.9 The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 23(h)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375)

14. Conformed copy of Consent of Independent Auditors of Federated World Investment Series, Inc., Ernst & Young LLP*

15.   Not Applicable

16.   Conformed copy of Power of Attorney (17)
16.1 Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant (17)
16.2  Conformed copy of Power of Attorney of a Director of the Registrant (17)

17.1  Form of Proxy of Federated Emerging Markets Fund*




------------------------------------------------------------------------------
*     Filed electronically.


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed February 4, 1994. (File Nos. 33-52149 and 811-7141)


3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed July 25, 1994. (File Nos. 33-52149 and 811-7141)


5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 26, 1996. (File Nos. 33-52149 and 811-7141)


7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed July 31, 1996. (File Nos. 33-52149 and 811-7141)


8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed January 30, 1997. (File Nos. 33-52149 and 811-7141)


9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed May 21, 1997. (File Nos. 33-52149 and 811-7141)


10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed November 26, 1997. (File Nos. 33-52149 and 811-7141)


11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed December 23, 1997. (File Nos. 33-52149 and 811-7141)


13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed January 28, 1998. (File Nos. 33-52149 and 811-7141)


14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed June 10, 1998. (File Nos. 33-52149 and 811-7141)


15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed February 1, 1999. (File Nos. 33-52149 and 811-7141)


16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed March 31, 1999. (File Nos. 33-52149 and 811-7141)


17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 31, 2000. (File Nos. 33-52149 and 811-7141)


18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed November 27, 2000. (File Nos. 33-52149 and 811-7141)


19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed January 31, 2001. (File Nos. 33-52149 and 811-7141)


20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed January 29, 2002. (File Nos. 33-52149 and 811-7141)

21. Response is incorporated by reference to Registrant's Registration Statement on Form N-14 filed on July 19, 2002. (File Nos. 333-96767 and 811-7141)

Item 17.  Undertakings

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED WORLD INVESTMENT SERIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of August 2002.



FEDERATED WORLD INVESTMENT SERIES, INC.

                                                By: /s/ G. Andrew Bonnewell
                                                    -----------------------
                                                     G. Andrew Bonnewell
                                                   Assistant Secretary
                                                     Attorney in Fact for
                                                John F. Donahue
                                                   August 26, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
------------------------      ------------------------        ----------
By: /s/ G. Andrew Bonnewell       Attorney In Fact                August 26,
2002
    G. Andrew Bonnewell           For the Persons
    ASSISTANT SECRETARY           Listed Below

John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Richard B. Fisher*                President

Richard J. Thomas*                Treasurer
                                  (Principal Financial and
                                  Accounting Officer)

Henry A. Frantzen*                Chief Investment Officer

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

John F. Cunningham*               Director

J. Christopher Donahue*           Director

Lawrence D. Ellis, M.D.*          Director

Peter E. Madden*                  Director

Charles F. Mansfield, Jr.*        Director

John E. Murray, Jr., J.D., S.J.D.*  Director

Marjorie P. Smuts*                Director

John S. Walsh*                    Director
* By Power of Attorney
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